UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares	Value
Common Stocks 97.5%
Australia 2.5%
Amcor Ltd.	Containers & Packaging	2,147	$26,695
Brambles Ltd.	Commercial Services & Supplies	3,446	25,719
CSL Ltd.	Biotechnology	508	53,785
Rio Tinto Ltd.	Metals & Mining	594	28,828
			135,027
Belgium 1.2%
Anheuser-Busch InBev SA/NV	Beverages	590	65,079

Brazil 0.9%
Ambev SA	Beverages	2,300	12,711
BM&F BOVESPA SA	Capital Markets	800	4,769
BRF SA	Food Products	800	9,465
Energisa SA	Electric Utilities	1,000	7,207
Vale SA	Metals & Mining	1,500	13,129
			47,281
Canada 6.2%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	500	23,932
Brookfield Asset Management Inc., A	Capital Markets	1,300	50,941
Canadian Imperial Bank of Commerce	Banks	400	32,460
Canadian National Railway Co.	Road & Rail	700	56,714
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,100	43,756
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	900	16,299
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	400	24,991
Royal Bank of Canada	Banks	600	43,502
The Toronto-Dominion Bank	Banks	800	40,256
[a] Trisura Group Ltd.	Insurance	7	117
			332,968
China 9.5%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,360	191,624
Bank of China Ltd., H	Banks	44,000	21,587
China Merchants Bank Co. Ltd., H	Banks	8,000	24,134
China Overseas Land & Investment Ltd.	Real Estate Management & Development	16,000	46,833
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,840	99,103
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	2,000	38,527
Tencent Holdings Ltd.	Internet Software & Services	2,500	89,413
			511,221
Egypt 0.4%
[a] Six of October Development & Investment Co.	Real Estate Management & Development	28,174	22,188

Finland 0.9%
Tieto OYJ	IT Services	1,560	48,165

France 8.8%
Capgemini SE	IT Services	480	49,534
Sanofi	Pharmaceuticals	1,024	97,825
[a] Schneider Electric SE	Electrical Equipment	1,164	89,308
SEB SA	Household Durables	426	76,404
SPIE SA	Commercial Services & Supplies	2,650	79,491
Vinci SA	Construction & Engineering	940	80,119
			472,681
Hong Kong 2.5%
AIA Group Ltd.	Insurance	11,600	84,773
[a] IMAX China Holding Inc.	Media	3,600	11,045

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Samsonite International SA	Textiles, Apparel & Luxury Goods	9,600	40,090
			135,908
Indonesia 0.9%
Surya Citra Media Tbk PT	Media	247,200	48,040

Italy 6.1%
Banca Generali SpA	Capital Markets	2,348	69,789
Cerved Information Solutions SpA	Diversified Financial Services	6,916	73,911
Italgas SpA	Gas Utilities	17,045	85,967
Prysmian SpA	Electrical Equipment	2,260	66,374
Snam SpA	Oil, Gas & Consumable Fuels	7,226	31,450
			327,491
Japan 16.4%
Astellas Pharma Inc.	Pharmaceuticals	1,400	17,126
Bridgestone Corp.	Auto Components	600	25,846
The Dai-ichi Life Holdings Inc.	Insurance	3,000	54,107
Daikin Industries Ltd.	Building Products	600	61,250
Denso Corp.	Auto Components	1,400	59,085
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	600	21,574
Honda Motor Co. Ltd.	Automobiles	2,200	59,993
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	12,400	54,153
Mitsubishi Electric Corp.	Electrical Equipment	4,100	58,949
Mitsubishi UFJ Financial Group Inc.	Banks	8,200	55,085
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	200	30,384
Nidec Corp.	Electrical Equipment	600	61,463
Otsuka Holdings Co. Ltd.	Pharmaceuticals	600	25,579
Panasonic Corp.	Household Durables	900	12,207
Pigeon Corp.	Household Products	700	25,356
SCSK Corp.	IT Services	600	26,913
SoftBank Group Corp.	Wireless Telecommunication Services	1,000	80,963
Sony Corp.	Household Durables	700	26,702
Sumitomo Chemical Co. Ltd.	Chemicals	10,000	57,494
Sumitomo Electric Industries Ltd.	Auto Components	2,000	30,794
Suntory Beverage & Food Ltd.	Beverages	400	18,583
Toyota Motor Corp.	Automobiles	400	20,979
			884,585
Luxembourg 0.6%
L'Occitane International SA	Specialty Retail	13,500	30,990

Mexico 1.3%
America Movil SAB de CV, L	Wireless Telecommunication Services	40,000	32,266
Fomento Economico Mexicano SAB de CV	Beverages	3,800	37,530
			69,796
Netherlands 1.3%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	520	67,671

Norway 1.5%
TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services	3,960	80,886

Philippines 0.4%
Security Bank Corp.	Banks	4,960	21,330

Russia 0.9%
Gazprom PAO	Oil, Gas & Consumable Fuels	11,840	23,736

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	1,050	27,668
			51,404
Singapore 0.8%
DBS Group Holdings Ltd.	Banks	2,800	42,177

South Africa 1.3%
Naspers Ltd., N	Media	320	62,156
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	12,176	9,776
			71,932
South Korea 3.1%
Lotte Chemical Corp.	Chemicals	170	51,112
Naver Corp.	Internet Software & Services	66	48,340
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	32	66,481
			165,933
Spain 5.5%
Applus Services SA	Professional Services	5,576	70,084
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	1,459	38,307
Mediaset Espana Comunicacion SA	Media	5,086	63,200
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	5,336	67,311
Tecnicas Reunidas SA	Energy Equipment & Services	1,432	55,310
			294,212
Sweden 2.1%
Byggmax Group AB	Specialty Retail	8,760	63,613
[b] Nobina AB, Reg S	Road & Rail	8,780	47,572
			111,185
Switzerland 4.5%
Novartis AG	Pharmaceuticals	1,540	128,326
Roche Holding AG	Pharmaceuticals	440	112,200
			240,526
Taiwan 2.2%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	2,000	25,345
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	14,000	95,957
			121,302
Thailand 3.1%
Kasikornbank PCL, fgn	Banks	9,600	56,379
Minor International PCL, fgn	Hotels, Restaurants & Leisure	24,600	29,148
The Siam Cement PCL, fgn	Construction Materials	5,600	82,755
			168,282
United Arab Emirates 0.7%
Amanat Holdings PJSC	Capital Markets	114,348	35,491

United Kingdom 11.9%
AstraZeneca PLC	Pharmaceuticals	520	34,685
Bodycote PLC	Machinery	3,830	37,486
BP PLC	Oil, Gas & Consumable Fuels	4,550	26,170
British American Tobacco PLC	Tobacco	460	31,274
Bunzl PLC	Trading Companies & Distributors	1,130	33,584
Close Brothers Group PLC	Capital Markets	1,720	33,714
Dixons Carphone PLC	Specialty Retail	7,120	26,229
[b] Ibstock PLC, Reg S	Construction Materials	10,484	33,446
IG Group Holdings PLC	Capital Markets	5,090	37,554
Imperial Brands PLC	Tobacco	700	31,356
National Grid PLC	Multi-Utilities	2,341	28,943
Prudential PLC	Insurance	1,340	30,652
Rathbone Brothers PLC	Capital Markets	1,130	37,194

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Reckitt Benckiser Group PLC	Household Products	320	32,355
RELX PLC	Professional Services	1,530	32,991
Restore PLC	Commercial Services & Supplies	6,400	37,784
Shire PLC	Biotechnology	410	22,570
Smith & Nephew PLC	Health Care Equipment & Supplies	1,720	29,603
	Equity Real Estate Investment Trusts
Unite Group PLC	(REITs)	3,700	31,192
Wolseley PLC	Trading Companies & Distributors	480	29,385
			638,167
Total Common Stocks (Cost $4,832,967)			5,241,918
Management Investment Companies 2.1%
India 2.1%
iShares MSCI India ETF	Diversified Financial Services	1,800	57,780
WisdomTree India Earnings ETF	Diversified Financial Services	2,300	56,373
Total Management Investment Companies (Cost $100,409)			114,153
Preferred Stocks 0.4%
Brazil 0.4%
[c] Banco Bradesco SA, 4.295%, pfd.	Banks	1,300	11,045
[a] Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	2,700	10,080

Total Preferred Stocks (Cost $24,009)			21,125
Total Investments (Cost $4,957,385) 100.0%			5,377,196

Other Assets, less Liabilities (0.0)%†			(85)
Net Assets 100.0%			$5,377,111

†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30,
2017, the aggregate value of these securities value was $108,686, representing 2.0% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds 98.3%
Air Freight & Logistics 1.5%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	$785,000	$852,259
Auto Components 0.3%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United States	175,000	178,908
Automobiles 2.0%
Ford Motor Credit Co. LLC, senior note, 2.875%, 10/01/18	United States	1,145,000	1,156,703
Banks 20.1%
[a] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.87%,
1/25/22	New Zealand	800,000	807,404
Bank of America Corp., senior sub. bond, 4.25%, 10/22/26	United States	1,310,000	1,351,591
BNP Paribas SA, senior note, 2.375%, 5/21/20	France	1,270,000	1,279,735
[a] BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	400,000	427,980
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	970,000	1,015,186
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	790,000	828,629
Credit Suisse New York, senior note, 2.30%, 5/28/19	Switzerland	1,200,000	1,208,230
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	794,000	853,884
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	1,325,000	1,346,323
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	630,000	632,015
U.S. Bancorp, senior note, 3.15%, 4/27/27	United States	800,000	802,343
Westpac Banking Corp., senior note, 1.50%, 12/01/17	Australia	855,000	855,168
			11,408,488
Beverages 2.0%
Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	1,035,000	1,142,711
Biotechnology 1.9%
Baxalta Inc., senior bond, 5.25%, 6/23/45	United States	525,000	617,607
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	458,086
			1,075,693
Capital Markets 4.3%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	1,280,000	1,325,392
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	1,095,000	1,107,106
			2,432,498
Chemicals 0.6%
E.I. du Pont de Nemours & Co., senior note, 2.20%, 5/01/20	United States	345,000	347,014
Communications Equipment 1.3%
Cisco Systems Inc., senior note, 2.20%, 2/28/21	United States	740,000	744,388
Construction Materials 1.1%
[a] LafargeHolcim Finance U.S. LLC, senior note, 144A, 3.50%, 9/22/26	Switzerland	640,000	633,978
Consumer Finance 2.1%
Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	1,200,000	1,203,665
Diversified Financial Services 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Ireland	715,000	774,535
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	950,000	1,035,954
			1,810,489
Diversified Telecommunication Services 4.4%
AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	531,227
Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	500,000	658,732

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	1,200,000	1,316,796
			2,506,755
Electric Utilities 2.4%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	405,095
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	698,948
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	250,000	254,072
			1,358,115
Energy Equipment & Services 2.4%
[a] Nabors Industries Inc., senior note, 144A, 5.50%, 1/15/23	United States	325,000	309,156
[a] Sinopec Capital 2013 Ltd., senior note, 144A, 1.87%, 4/24/18	China	1,020,000	1,019,072
			1,328,228
Equity Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	563,000	574,988
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	790,000	749,741
Simon Property Group LP, senior bond, 3.375%, 10/01/24	United States	410,000	417,807
			1,742,536
Food & Staples Retailing 5.3%
[a] CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	600,000	582,927
The Kroger Co., senior note, 4.00%, 2/01/24	United States	705,000	731,411
Wal-Mart Stores Inc., senior bond, 6.20%, 4/15/38	United States	810,000	1,109,411
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	530,000	566,179
			2,989,928
Food Products 4.9%
[a] Danone SA, senior note, 144A, 2.947%, 11/02/26	France	725,000	702,162
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	775,000	841,583
[a] Mondelez International Holdings Netherlands BV, senior note, 144A,
2.00%, 10/28/21	United States	1,260,000	1,228,899
			2,772,644
Gas Utilities 0.9%
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	465,000	488,289
Health Care Equipment & Supplies 1.4%
Medtronic Inc., senior note, 2.50%, 3/15/20	United States	800,000	811,909
Health Care Providers & Services 0.7%
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	399,219
Industrial Conglomerates 1.4%
[a] Siemens Financieringsmaatschappij NV, senior note, 144A, 2.70%, 3/16/22	Netherlands	800,000	810,935
Insurance 4.4%
[a] AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	400,084
[a] Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	559,000	726,230
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	475,000	549,812
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN
thereafter, 3/15/44	United States	790,000	838,387
			2,514,513
Internet Software & Services 1.7%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	940,000	947,832
Media 3.8%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	571,952
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	655,000	698,647
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	835,000	900,501
			2,171,100
Metals & Mining 1.7%
Freeport-McMoRan Inc., senior note, 2.30%, 11/14/17	United States	420,000	420,000

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[a] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	530,000	544,537
			964,537
Multi-Utilities 1.0%
Dominion Energy Inc., senior note, 1.90%, 6/15/18	United States	550,000	551,424
Multiline Retail 0.7%
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	400,000	407,931
Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	505,000	578,508
Apache Corp., senior bond, 4.75%, 4/15/43	United States	540,000	543,564
Chevron Corp., senior note, 2.954%, 5/16/26	United States	825,000	819,774
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	335,000	309,205
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	720,000	793,653
MPLX LP, senior bond, 4.125%, 3/01/27	United States	550,000	552,941
[a] Sabine Pass Liquefaction LLC, secured bond, 144A, 4.20%, 3/15/28	United States	275,000	278,409
Shell International Finance BV, 4.30%, 9/22/19	Netherlands	985,000	1,037,308
			4,913,362
Paper & Forest Products 0.7%
[a] Georgia-Pacific LLC, senior bond, 144A, 3.60%, 3/01/25	United States	390,000	402,145
Road & Rail 2.0%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	547,225
CSX Corp., senior bond, 3.25%, 6/01/27	United States	560,000	564,731
			1,111,956
Software 1.0%
Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	500,000	557,718
Specialty Retail 1.0%
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	535,000	538,457
Technology Hardware, Storage & Peripherals 1.5%
[a] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note,
first lien, 144A, 4.42%, 6/15/21	United States	515,000	543,404
[a] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	255,000	280,818
			824,222
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc., senior note, 3.00%, 7/15/22	United States	445,000	439,262
Tobacco 1.0%
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	470,000	577,816
Transportation Infrastructure 1.0%
[a] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	480,000	565,341
Total Corporate Bonds (Cost $54,821,005)			55,682,968
U.S. Government & Agency Securities (Cost $359,493) 0.7%
U.S. Treasury Bond, 2.875%, 11/15/46	United States	365,000	367,089
Total Investments (Cost $55,180,498) 99.0%			56,050,057
Other Assets, less Liabilities 1.0%			581,647
Net Assets 100.0%			$56,631,704

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2017, the aggregate value of these securities was $11,092,110, representing 19.6% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 100.0%
Consumer Discretionary 12.7%
Comcast Corp., A	1,676	$65,230
The Home Depot Inc.	427	65,502
Leggett & Platt Inc.	1,227	64,454
Marriott International Inc., A	687	68,913
McDonald's Corp.	474	72,598
NIKE Inc., B	1,126	66,434
[a] O'Reilly Automotive Inc.	243	53,154
Starbucks Corp.	1,065	62,100
The TJX Cos. Inc.	818	59,035
The Walt Disney Co.	553	58,756
Yum! Brands Inc.	975	71,916
		708,092
Consumer Staples 8.6%
Church & Dwight Co. Inc.	1,582	82,074
The Coca-Cola Co.	1,853	83,107
Kimberly-Clark Corp.	601	77,595
McCormick & Co. Inc.	797	77,716
PepsiCo Inc.	705	81,420
The Procter & Gamble Co.	894	77,912
		479,824
Energy 5.6%
Chevron Corp.	634	66,145
Exxon Mobil Corp.	821	66,279
Kinder Morgan Inc.	3,153	60,412
Occidental Petroleum Corp.	1,067	63,881
Schlumberger Ltd.	864	56,886
		313,603
Financials 14.8%
The Allstate Corp.	876	77,473
Arthur J. Gallagher & Co.	1,252	71,677
BlackRock Inc.	185	78,146
Chubb Ltd.	510	74,144
Erie Indemnity Co., A	570	71,290
Intercontinental Exchange Inc.	1,166	76,863
The Progressive Corp.	1,798	79,274
S&P Global Inc.	535	78,105
U.S. Bancorp	1,407	73,051
W.R. Berkley Corp.	1,022	70,692
Wells Fargo & Co.	1,340	74,249
		824,964
Health Care 13.9%
Baxter International Inc.	1,050	63,567
Becton Dickinson and Co.	300	58,533
The Cooper Cos. Inc.	279	66,798
Danaher Corp.	640	54,010
DENTSPLY SIRONA Inc.	888	57,578
[a] Henry Schein Inc.	329	60,214
Johnson & Johnson	456	60,324
[a] Laboratory Corp. of America Holdings	387	59,652
Medtronic PLC	689	61,149
Merck & Co. Inc.	884	56,655
Pfizer Inc.	1,648	55,356
Stryker Corp.	420	58,288

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

UnitedHealth Group Inc.	327	60,632
		772,756
Industrials 10.6%
3M Co.	246	51,215
General Dynamics Corp.	249	49,327
General Electric Co.	1,559	42,109
Honeywell International Inc.	381	50,783
Illinois Tool Works Inc.	354	50,710
Northrop Grumman Corp.	191	49,032
Raytheon Co.	306	49,413
Republic Services Inc.	742	47,288
Roper Technologies Inc.	226	52,326
United Parcel Service Inc., B	447	49,434
United Technologies Corp.	414	50,553
[a] Verisk Analytics Inc.	579	48,850
		591,040
Information Technology 21.6%
Accenture PLC, A	616	76,187
[a] Alphabet Inc., A	84	78,093
[a] ANSYS Inc.	668	81,282
Automatic Data Processing Inc.	706	72,337
Cisco Systems Inc.	2,207	69,079
Fidelity National Information Services Inc.	893	76,262
[a] Fiserv Inc.	618	75,606
Intel Corp.	2,006	67,683
International Business Machines Corp.	445	68,454
Intuit Inc.	605	80,350
Mastercard Inc., A	641	77,850
Microsoft Corp.	1,108	76,375
Motorola Solutions Inc.	864	74,943
Oracle Corp.	1,630	81,728
Texas Instruments Inc.	908	69,853
Visa Inc., A	803	75,305
		1,201,387
Materials 3.2%
Air Products and Chemicals Inc.	255	36,480
Bemis Co. Inc.	704	32,560
The Dow Chemical Co.	559	35,256
Ecolab Inc.	273	36,241
Praxair Inc.	291	38,572
		179,109
Real Estate 3.8%
Alexandria Real Estate Equities Inc.	446	53,730
American Tower Corp.	414	54,780
Boston Properties Inc.	383	47,117
Mid-America Apartment Communities Inc.	509	53,638
		209,265
Telecommunication Services 2.1%
AT&T Inc.	1,602	60,443
Verizon Communications Inc.	1,263	56,406
		116,849
Utilities 3.1%
DTE Energy Co.	409	43,268
Duke Energy Corp.	515	43,049
The Southern Co.	854	40,890

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Xcel Energy Inc.	948	43,494
		170,701
Total Investments (Cost $5,065,101) 100.0%		5,567,590
Other Assets, less Liabilities (0.0)%†		(984)
Net Assets 100.0%		$5,566,606

†Rounds to less than 0.1% of net assets.
aNon-income-producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 94.5%
Brazil 4.7%
Ambev SA	Beverages	561,608	$3,103,612
BB Seguridade Participacoes SA	Insurance	367,208	3,175,284
Cielo SA	IT Services	459,016	3,408,072
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	81,000	774,001
EDP-Energias do Brasil SA	Electric Utilities	160,408	686,996
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	102,688	1,051,287
Fibria Celulose SA	Paper & Forest Products	97,252	992,406
M Dias Branco SA	Food Products	21,600	321,400
Odontoprev SA	Health Care Providers & Services	173,528	610,157
Qualicorp SA	Health Care Providers & Services	91,888	795,951
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	64,800	431,055
			15,350,221
Chile 0.6%
Aguas Andinas SA, A	Water Utilities	1,700,892	995,216
Enel Chile SA	Electric Utilities	4,170,798	456,782
	Independent Power and Renewable
Enel Generacion Chile SA	Electricity Producers	795,798	598,831
			2,050,829
China 14.6%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	270,000	3,375,670
Agricultural Bank of China Ltd., H	Banks	6,696,000	3,165,106
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	594,000	1,963,146
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,024,000	2,386,211
China Everbright Bank Co. Ltd., H	Banks	1,512,000	706,954
China Mobile Ltd.	Wireless Telecommunication Services	297,000	3,152,067
Chongqing Changan Automobile Co. Ltd., B	Automobiles	529,200	698,238
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	1,188,000	801,998
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	2,214,000	2,566,685
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	1,080,000	1,577,157
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,512,000	1,787,722
Great Wall Motor Co. Ltd., H	Automobiles	1,809,000	2,233,891
Guangdong Investment Ltd.	Water Utilities	1,512,000	2,084,061
Guangzhou Automobile Group Co. Ltd., H	Automobiles	756,000	1,326,749
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	1,836,000	1,274,731
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	648,000	914,751
Longfor Properties Co. Ltd.	Real Estate Management & Development	675,000	1,450,916
NetEase Inc., ADR	Internet Software & Services	11,664	3,506,548
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	324,000	2,129,162
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,026,000	429,775
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	891,000	436,001
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	702,000	633,077
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	1,512,000	809,608
Sunac China Holdings Ltd.	Real Estate Management & Development	918,000	1,919,152
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	270,000	2,421,075
[a] Yum China Holdings Inc.	Hotels, Restaurants & Leisure	87,426	3,447,207
[a] YY Inc., ADR	Internet Software & Services	5,400	313,362
			47,511,020
Colombia 0.2%
Grupo Inversiones Suramericcana SA	Diversified Financial Services	58,752	761,547

Czech Republic 0.4%
Moneta Money Bank AS	Banks	150,822	504,565

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

O2 Czech Republic AS	Diversified Telecommunication Services	53,028	628,318
			1,132,883
Hungary 0.7%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	27,486	2,152,655

India 10.0%
Asian Paints Ltd.	Chemicals	119,718	2,042,823
Bajaj Auto Ltd.	Automobiles	28,080	1,212,561
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	228,636	2,261,688
Coal India Ltd.	Oil, Gas & Consumable Fuels	294,192	1,111,683
Dabur India Ltd.	Personal Products	170,046	768,446
[a] Eicher Motors Ltd.	Machinery	4,590	1,920,106
HCL Technologies Ltd.	IT Services	205,254	2,702,002
Hero Motocorp Ltd.	Automobiles	22,734	1,301,822
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	145,584	1,149,469
Hindustan Unilever Ltd.	Household Products	180,846	3,020,558
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	109,242	651,016
Infosys Ltd.	IT Services	151,686	2,195,472
ITC Ltd.	Tobacco	588,654	2,947,482
Marico Ltd.	Personal Products	187,704	912,856
Maruti Suzuki India Ltd.	Automobiles	27,324	3,051,072
Rural Electrification Corp. Ltd.	Diversified Financial Services	47,250	125,695
Tata Consultancy Services Ltd.	IT Services	58,623	2,142,534
Tech Mahindra Ltd.	IT Services	173,880	1,027,610
Wipro Ltd.	IT Services	466,344	1,863,933
			32,408,828
Indonesia 3.8%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	4,746,600	1,367,619
Matahari Department Store Tbk PT	Multiline Retail	1,598,400	1,700,043
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	9,347,400	3,170,156
Surya Citra Media Tbk PT	Media	3,645,000	708,351
Unilever Indonesia Tbk PT	Household Products	950,400	3,479,986
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	853,200	1,757,294
			12,183,449
Malaysia 3.0%
AirAsia Bhd.	Airlines	291,600	220,773
Astro Malaysia Holdings Bhd.	Media	950,400	560,146
British American Tobacco Malaysia Bhd.	Tobacco	113,400	1,147,037
Digi.com Bhd.	Wireless Telecommunication Services	2,511,000	2,924,767
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	318,600	547,743
Maxis Bhd.	Wireless Telecommunication Services	988,200	1,277,651
Petronas Chemicals Group Bhd.	Chemicals	1,252,800	2,072,119
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	54,000	303,169
Westports Holdings Bhd.	Transportation Infrastructure	610,200	517,426
			9,570,831
Mexico 2.7%
Gruma SAB de CV	Food Products	101,682	1,329,637
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	185,166	2,090,972
Kimberly-Clark de Mexico SAB de CV, A	Household Products	884,034	1,875,546
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,479,924	3,444,755
			8,740,910
Pakistan 0.5%
Engro Corp. Ltd.	Chemicals	70,200	218,237
Habib Bank Ltd.	Banks	145,800	375,310
Lucky Cement Ltd.	Construction Materials	37,800	303,236
MCB Bank Ltd.	Banks	108,000	217,113
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	189,000	253,641

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

United Bank Ltd.	Banks	113,400	255,281
			1,622,818
Philippines 0.2%
DMCI Holdings Inc.	Industrial Conglomerates	637,200	178,052
Globe Telecom Inc.	Wireless Telecommunication Services	15,120	613,670
			791,722
Poland 1.4%
PGE Polska Grupa Energetyczna SA	Electric Utilities	513,000	1,675,277
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	83,322	2,514,287
[a] Tauron Polska Energia SA	Electric Utilities	470,124	453,859
			4,643,423
Qatar 1.1%
[a] The Commercial Bank QSC	Banks	742	6,153
Doha Bank QSC	Banks	82,167	684,650
Industries Qatar QSC	Industrial Conglomerates	79,650	2,078,072
Qatar Electricity & Water Co. QSC	Multi-Utilities	17,712	918,891
			3,687,766
Russia 9.3%
Alrosa PJSC	Metals & Mining	1,956,528	2,857,113
Federal Hydrogenerating Co.	Electric Utilities	41,675,040	557,249
Gazprom PAO	Oil, Gas & Consumable Fuels	1,420,146	2,847,061
Inter RAO UES PJSC	Electric Utilities	16,226,244	1,044,997
LUKOIL PJSC	Oil, Gas & Consumable Fuels	62,910	3,064,366
MMC Norilsk Nickel PJSC	Metals & Mining	21,438	2,918,263
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	351,324	2,944,095
NLMK PJSC	Metals & Mining	402,300	782,625
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	23,760	2,646,864
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	85,698	1,135,499
Rosneft PJSC	Oil, Gas & Consumable Fuels	626,670	3,427,356
Severstal PJSC	Metals & Mining	138,726	1,808,368
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	2,832,462	1,229,640
Tatneft PAO	Oil, Gas & Consumable Fuels	459,270	2,901,978
			30,165,474
South Africa 3.8%
Bidvest Group Ltd.	Industrial Conglomerates	111,402	1,339,800
	Equity Real Estate Investment Trusts
Fortress Income Fund Ltd., A	(REITs)	421,794	552,413
Mr. Price Group Ltd.	Specialty Retail	156,978	1,869,000
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	156,276	703,823
Sibanye Gold Ltd.	Metals & Mining	847,584	973,565
Tiger Brands Ltd.	Food Products	71,820	2,016,606
Truworths International Ltd.	Specialty Retail	278,856	1,521,710
Vodacom Group Ltd.	Wireless Telecommunication Services	277,128	3,474,437
			12,451,354
South Korea 15.2%
BGF Retail Co. Ltd.	Food & Staples Retailing	8,748	772,231
BNK Financial Group Inc.	Banks	36,504	349,359
Coway Co. Ltd.	Household Durables	33,750	3,067,780
DGB Financial Group Inc.	Banks	69,120	712,858
Hana Financial Group Inc.	Banks	89,424	3,536,631
Hankook Tire Co. Ltd.	Auto Components	36,072	2,005,139
Hanon Systems	Auto Components	102,222	920,235
Hanssem Co. Ltd.	Household Durables	4,752	764,207
Hanwha Life Insurance Co. Ltd.	Insurance	87,480	532,151
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	30,510	1,049,310
Hyundai Mobis Co. Ltd.	Auto Components	13,986	3,055,980
Industrial Bank of Korea	Banks	111,402	1,387,474
Kangwon Land Inc.	Hotels, Restaurants & Leisure	64,260	1,957,314
KB Financial Group Inc.	Banks	72,684	3,665,487
Kia Motors Corp.	Automobiles	94,392	3,151,487

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

KT&G Corp.	Tobacco	33,912	3,467,818
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	52,704	1,708,970
LG Uplus Corp.	Diversified Telecommunication Services	18,252	248,858
Lotte Chemical Corp.	Chemicals	7,614	2,289,224
Naver Corp.	Internet Software & Services	4,320	3,164,061
S-1 Corp.	Commercial Services & Supplies	11,448	970,551
S-Oil Corp.	Oil, Gas & Consumable Fuels	11,016	912,745
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	1,566	3,253,404
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	68,040	4,008,125
SK Telecom Co. Ltd.	Wireless Telecommunication Services	11,070	2,573,631
			49,525,030
Taiwan 14.0%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	178,194	1,262,354
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	324,000	3,062,130
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	324,000	3,871,598
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	324,150	821,564
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	864,000	3,067,456
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	54,000	658,580
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	918,000	2,338,757
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	216,800	958,567
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	378,000	1,304,734
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	378,200	1,141,313
Highwealth Construction Corp.	Real Estate Management & Development	432,000	715,740
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	1,134,000	4,361,538
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	20,000	3,188,692
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	216,000	502,012
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	324,000	583,669
Nien Made Enterprise Co. Ltd.	Household Durables	54,000	599,112
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	378,000	1,528,402
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	108,000	1,333,136
President Chain Store Corp.	Food & Staples Retailing	324,000	2,913,018
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	216,000	777,515
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	216,000	322,367
	Semiconductors & Semiconductor
Siliconware Precision Industries Co.	Equipment	1,296,000	2,093,964
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	810,000	3,048,816
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	486,000	3,331,065
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	162,000	543,195
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	540,000	1,065,089
			45,394,383
Thailand 3.3%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	680,400	3,555,225
BEC World PCL, NVDR	Media	675,000	417,280
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	162,000	817,869
Central Pattana PCL, NVDR	Real Estate Management & Development	615,600	1,254,940

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	313,200	799,826
	Independent Power and Renewable
Glow Energy PCL, NVDR	Electricity Producers	118,800	275,405
	Electronic Equipment, Instruments &
KCE Electronics PCL, NVDR	Components	102,600	327,704
The Siam Cement PCL, NVDR	Construction Materials	151,200	2,243,297
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	372,600	866,511
			10,558,057
Turkey 2.7%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	50,652	314,333
BIM Birlesik Magazalar AS	Food & Staples Retailing	125,064	2,316,624
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	794,016	1,589,136
Ford Otomotiv Sanayi AS	Automobiles	41,742	509,073
Petkim Petrokimya Holding AS	Chemicals	250,506	430,957
TAV Havalimanlari Holding AS	Transportation Infrastructure	95,742	512,882
Tofas Turk Otomobil Fabrikasi AS	Automobiles	68,958	565,751
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	70,632	2,029,200
Turkiye Is Bankasi (Isbank), C	Banks	301,482	637,618
			8,905,574
United Arab Emirates 2.3%
Aldar Properties PJSC	Real Estate Management & Development	1,759,212	1,101,618
Damac Properties Dubai Co. PJSC	Real Estate Management & Development	668,952	575,529
Dubai Islamic Bank PJSC	Banks	334,422	518,985
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	651,348	3,067,921
First Abu Dhabi Bank PJSC	Banks	734,392	2,099,434
			7,363,487
Total Common Stocks (Cost $280,277,880)			306,972,261
Management Investment Companies 2.9%
India 2.9%
iShares MSCI India ETF	Diversified Financial Services	167,130	5,364,873
WisdomTree India Earnings ETF	Diversified Financial Services	165,942	4,067,239

Total Management Investment Companies (Cost $8,144,430)			9,432,112
Preferred Stocks 2.1%
Colombia 0.1%
[c] Grupo de Inversiones Surameric SA, 2.149%, pfd.	Diversified Financial Services	22,356	282,608

Russia 0.7%
Surgutneftegas OAO, 24.196%, pfd.	Oil, Gas & Consumable Fuels	3,482,298	1,680,375
Transneft PJSC, 0.516%, pfd.	Oil, Gas & Consumable Fuels	270	727,517
			2,407,892
South Korea 1.3%
[c] Hyundai Motor Co., 3.584%, pfd.	Automobiles	12,582	1,242,640
[c] Hyundai Motor Co., 3.519%, pfd., 2	Automobiles	20,196	2,056,403
LG Chem Ltd., 2.500%, pfd.	Chemicals	2,268	400,416
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 1.909%, pfd.	Peripherals	216	351,520
			4,050,979
Total Preferred Stocks (Cost $6,012,913)			6,741,479
Total Investments (Cost $294,435,223) 99.5%			323,145,852

Other Assets, less Liabilities 0.5%			1,786,814
Net Assets 100.0%			$324,932,666

aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30,
2017, the aggregate value of these securities value was $3,782,363, representing 1.2% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

cVariable rate securities. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.9%
Australia 10.2%
Amcor Ltd.	Containers & Packaging	11,610	$144,357
Brambles Ltd.	Commercial Services & Supplies	17,292	129,057
Challenger Ltd.	Diversified Financial Services	5,625	57,558
Commonwealth Bank of Australia	Banks	5,466	347,197
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	711	20,888
Macquarie Group Ltd.	Capital Markets	2,292	155,590
Telstra Corp. Ltd.	Diversified Telecommunication Services	57,873	190,883
Wesfarmers Ltd.	Food & Staples Retailing	10,272	316,111
Westpac Banking Corp.	Banks	14,187	332,014
			1,693,655
Belgium 0.4%
Proximus SADP	Diversified Telecommunication Services	1,800	62,883

Brazil 1.9%
Ambev SA	Beverages	57,980	320,415

Canada 9.1%
Bank of Nova Scotia	Banks	5,895	354,099
Canadian Imperial Bank of Commerce	Banks	4,173	338,640
IGM Financial Inc.	Capital Markets	1,044	32,332
Royal Bank of Canada	Banks	4,782	346,711
TELUS Corp.	Diversified Telecommunication Services	1,605	55,329
The Toronto-Dominion Bank	Banks	7,035	353,998
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	855	27,085
			1,508,194
Denmark 0.1%
Tryg AS	Insurance	1,164	25,427

Finland 1.3%
Elisa OYJ	Diversified Telecommunication Services	1,278	49,457
Kone OYJ, B	Machinery	2,277	115,672
Nokian Renkaat OYJ	Auto Components	1,254	51,832
			216,961
France 2.1%
CNP Assurances	Insurance	1,260	28,246
Sanofi	Pharmaceuticals	3,318	316,977
			345,223
Germany 2.4%
Deutsche Boerse AG	Capital Markets	1,572	165,704
Hannover Rueck SE	Insurance	363	43,452
Hugo Boss AG	Textiles, Apparel & Luxury Goods	957	66,909
ProSiebenSat.1 Media SE	Media	3,024	126,372
			402,437
Hong Kong 0.4%
Sands China Ltd.	Hotels, Restaurants & Leisure	13,200	60,450

Japan 4.2%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,400	217,987
Lawson Inc.	Food & Staples Retailing	600	41,972
NTT DoCoMo Inc.	Wireless Telecommunication Services	13,500	318,636

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Resona Holdings Inc.	Banks	20,700	113,946
			692,541
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	18,501	39,251

Qatar 0.8%
Qatar National Bank SAQ	Banks	4,000	138,783

Singapore 1.9%
ComfortDelGro Corp. Ltd.	Road & Rail	24,000	40,091
SATS Ltd.	Transportation Infrastructure	6,300	23,382
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	78,900	222,915
StarHub Ltd.	Wireless Telecommunication Services	11,400	22,521
			308,909
South Africa 1.9%
Barclays Africa Group Ltd.	Banks	2,316	25,409
FirstRand Ltd.	Diversified Financial Services	33,579	120,836
Rand Merchant Investment Holdings Ltd.	Insurance	3,984	11,855
RMB Holdings Ltd.	Diversified Financial Services	9,543	42,790
Sanlam Ltd.	Insurance	12,201	60,342
The Spar Group Ltd.	Food & Staples Retailing	1,851	21,771
Truworths International Ltd.	Specialty Retail	5,409	29,517
			312,520
Spain 0.5%
Red Electrica Corp. SA	Electric Utilities	3,618	75,495

Sweden 3.4%
Atlas Copco AB, B	Machinery	4,953	170,942
Hennes & Mauritz AB, B	Specialty Retail	12,951	322,295
Skanska AB, B	Construction & Engineering	2,988	70,816
			564,053
Switzerland 5.4%
Novartis AG	Pharmaceuticals	4,047	337,233
Roche Holding AG	Pharmaceuticals	1,200	305,999
Zurich Insurance Group AG	Insurance	873	254,429
			897,661
Taiwan 0.2%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,600	15,917
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	1,000	12,344
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	6,000	11,834
			40,095
United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development	22,275	13,949

United Kingdom 14.5%
Aberdeen Asset Management PLC	Capital Markets	14,913	58,501
BAE Systems PLC	Aerospace & Defense	26,508	218,130
British American Tobacco PLC	Tobacco	4,650	316,140
BT Group PLC	Diversified Telecommunication Services	81,093	310,477
GlaxoSmithKline PLC	Pharmaceuticals	15,204	322,999
IMI PLC	Machinery	2,520	39,116
Marks & Spencer Group PLC	Multiline Retail	15,393	66,642
Provident Financial PLC	Consumer Finance	1,779	56,222
Relx NV	Professional Services	12,300	252,518
Smiths Group PLC	Industrial Conglomerates	3,471	72,003
Tate & Lyle PLC	Food Products	3,681	31,653
Unilever NV, IDR	Personal Products	5,949	327,858

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Unilever PLC	Personal Products	6,075	327,876
			2,400,135
United States 36.9%
Altria Group Inc.	Tobacco	4,608	343,158
Bristol-Myers Squibb Co.	Pharmaceuticals	6,060	337,663
Cincinnati Financial Corp.	Insurance	1,095	79,333
Clorox Co.	Household Products	1,893	252,223
Coach Inc.	Textiles, Apparel & Luxury Goods	1,692	80,099
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,374	124,265
Eli Lilly & Co.	Pharmaceuticals	4,197	345,413
Garmin Ltd.	Household Durables	798	40,722
General Mills Inc.	Food Products	3,369	186,643
H&R Block Inc.	Diversified Consumer Services	2,022	62,500
Hasbro Inc.	Leisure Equipment & Products	1,110	123,776
	Semiconductors & Semiconductor
Intel Corp.	Equipment	9,252	312,162
Johnson & Johnson	Pharmaceuticals	2,565	339,324
Kimberly-Clark Corp.	Household Products	2,568	331,555
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	2,457	156,978
Leggett & Platt Inc.	Household Durables	1,599	83,995
Lockheed Martin Corp.	Aerospace & Defense	1,194	331,466
LyondellBasell Industries NV, A	Chemicals	2,931	247,347
Mattel Inc.	Leisure Equipment & Products	3,006	64,719
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	3,480	156,252
McDonald's Corp.	Hotels, Restaurants & Leisure	2,202	337,258
Merck & Co. Inc.	Pharmaceuticals	5,121	328,205
	Semiconductors & Semiconductor
Microchip Technology Inc.	Equipment	1,656	127,810
Navient Corp.	Consumer Finance	2,091	34,815
Paychex Inc.	IT Services	4,755	270,750
Philip Morris International Inc.	Tobacco	2,850	334,733
The Procter & Gamble Co.	Household Products	3,789	330,211
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	3,207	124,271
Sysco Corp.	Food & Staples Retailing	4,908	247,020
			6,134,666
Total Common Stocks (Cost $15,507,301)			16,253,703
Preferred Stocks (Cost $227,648) 2.0%
Brazil 2.0%
[a] Itau Unibanco Holding SA, 4.851%, pfd.	Banks	30,600	339,410

Total Investments (Cost $15,734,949) 99.9%			16,593,113

Other Assets, less Liabilities 0.1%			11,907
Net Assets 100.0%			$16,605,020

aVariable rate security. The rate shown represents the yield at period end.

Abbreviations
Selected Portfolio
IDR	- International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks 98.1%
Australia 4.2%
AGL Energy Ltd.	Multi-Utilities	1,206	$23,589
Amcor Ltd.	Containers & Packaging	2,325	28,909
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,116	19,312
Aurizon Holdings Ltd.	Road & Rail	3,441	14,147
Australia & New Zealand Banking Group Ltd.	Banks	3,339	73,557
Bluescope Steel Ltd.	Metals & Mining	471	4,772
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	498	12,075
Cimic Group Ltd.	Construction & Engineering	162	4,826
Coca-Cola Amatil Ltd.	Beverages	819	5,798
Cochlear Ltd.	Health Care Equipment & Supplies	156	18,601
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	519	4,889
CSL Ltd.	Biotechnology	1,017	107,676
	Equity Real Estate Investment Trusts
Dexus	(REITs)	1,914	13,918
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	117	3,437
Fortescue Metals Group Ltd.	Metals & Mining	2,079	8,324
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	2,889	17,440
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	3,492	12,830
Harvey Norman Holdings Ltd.	Multiline Retail	1,182	3,463
James Hardie Industries PLC, CDI	Construction Materials	357	5,614
Macquarie Group Ltd.	Capital Markets	429	29,122
Medibank Private Ltd.	Insurance	6,564	14,098
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	3,939	6,436
National Australia Bank Ltd.	Banks	2,262	51,341
Newcrest Mining Ltd.	Metals & Mining	957	14,799
Qantas Airways Ltd.	Airlines	1,086	4,765
REA Group Ltd.	Media	117	5,959
Sonic Healthcare Ltd.	Health Care Providers & Services	696	12,930
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	1,512	5,068
Tatts Group Ltd.	Hotels, Restaurants & Leisure	2,868	9,196
Telstra Corp. Ltd.	Diversified Telecommunication Services	10,698	35,285
TPG Telecom Ltd.	Diversified Telecommunication Services	795	3,476
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	5,835	11,503
Wesfarmers Ltd.	Food & Staples Retailing	2,148	66,103
Woolworths Ltd.	Food & Staples Retailing	2,334	45,724
			698,982
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	243	12,592

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	153	8,049
Proximus SADP	Diversified Telecommunication Services	312	10,900
			18,949
Bermuda 0.1%
Axis Capital Holdings Ltd.	Insurance	135	8,729

Brazil 0.6%
Ambev SA	Beverages	9,300	51,395
BB Seguridade Participacoes SA	Insurance	1,614	13,956
Cielo SA	IT Services	2,152	15,978
EDP-Energias do Brasil SA	Electric Utilities	621	2,660
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	309	3,163
Fibria Celulose SA	Paper & Forest Products	325	3,317

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Odontoprev SA	Health Care Providers & Services	516	1,814
Qualicorp SA	Health Care Providers & Services	362	3,136
			95,419
Canada 3.3%
Agrium Inc.	Chemicals	213	19,276
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	720	34,462
BCE Inc.	Diversified Telecommunication Services	303	13,625
Canadian Imperial Bank of Commerce	Banks	579	46,986
Canadian National Railway Co.	Road & Rail	1,257	101,841
CCL Industries Inc., B	Containers & Packaging	240	12,125
CI Financial Corp.	Capital Markets	456	9,705
Constellation Software Inc.	Software	48	25,074
Dollarama Inc.	Multiline Retail	243	23,185
First Capital Realty Inc.	Real Estate Management & Development	111	1,689
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	405	12,427
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	309	5,239
The Jean Coutu Group (PJC) Inc.	Food & Staples Retailing	156	2,390
Linamar Corp.	Auto Components	69	3,396
Magna International Inc.	Auto Components	762	35,245
Metro Inc., A	Food & Staples Retailing	456	14,986
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	234	4,238
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	312	5,783
Rogers Communications Inc., B	Wireless Telecommunication Services	639	30,137
Saputo Inc.	Food Products	429	13,626
Shaw Communications Inc.	Media	699	15,227
	Equity Real Estate Investment Trusts
Smart REIT	(REITs)	99	2,449
TELUS Corp.	Diversified Telecommunication Services	357	12,307
The Toronto-Dominion Bank	Banks	2,160	108,690
			554,108
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	6,588	3,855
Enel Americas SA	Electric Utilities	44,886	8,502
Enel Chile SA	Electric Utilities	23,937	2,621
	Independent Power and Renewable
Enel Generacion Chile SA	Electricity Producers	3,927	2,955
			17,933
China 3.5%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	1,500	18,754
Agricultural Bank of China Ltd., H	Banks	42,000	19,853
Bank of China Ltd., H	Banks	135,000	66,234
Bank of Communications Co. Ltd.	Banks	9,000	6,352
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	9,469
China Construction Bank Corp., H	Banks	144,000	111,600
China Everbright Bank Co. Ltd., H	Banks	9,000	4,208
China Mobile Ltd.	Wireless Telecommunication Services	10,500	111,437
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	6,000	11,775
Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,000	3,958
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	9,000	6,076
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	9,000	10,434
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	7,094
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	4,596
Great Wall Motor Co. Ltd., H	Automobiles	6,000	7,409
Guangdong Investment Ltd.	Water Utilities	6,000	8,270
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	6,000	4,166
Industrial and Commercial Bank of China Ltd., H	Banks	120,000	81,010
Longfor Properties Co. Ltd.	Real Estate Management & Development	4,500	9,673

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

NetEase Inc., ADR	Internet Software & Services	120	36,075
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	6,000	2,513
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,500	5,138
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	3,000	2,705
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	6,000	3,213
Sunac China Holdings Ltd.	Real Estate Management & Development	3,000	6,272
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	1,000	8,967
[a] Yum China Holdings Inc.	Hotels, Restaurants & Leisure	405	15,969
			583,220
Czech Republic 0.0%†
Moneta Money Bank AS	Banks	236	790
O2 Czech Republic AS	Diversified Telecommunication Services	249	2,950
			3,740
Denmark 1.3%
Coloplast AS, B	Health Care Equipment & Supplies	261	21,781
Novo Nordisk AS, B	Pharmaceuticals	4,080	174,496
Pandora AS	Textiles, Apparel & Luxury Goods	261	24,323
			220,600
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	252	9,752
Kone OYJ, B	Machinery	618	31,394
Neste Oil OYJ	Oil, Gas & Consumable Fuels	201	7,907
Nokian Renkaat OYJ	Auto Components	183	7,564
Orion OYJ	Pharmaceuticals	219	13,963
			70,580
France 0.7%
Cie Generale des Etablissements Michelin, B	Auto Components	321	42,616
CNP Assurances	Insurance	312	6,994
Hermes International	Textiles, Apparel & Luxury Goods	45	22,206
SCOR SE	Insurance	288	11,401
	Equity Real Estate Investment Trusts
Unibail-Rodamco SE	(REITs)	117	29,445
			112,662
Germany 0.3%
[b] Covestro AG, 144A	Chemicals	156	11,247
Deutsche Lufthansa AG	Airlines	447	10,158
Hugo Boss AG	Textiles, Apparel & Luxury Goods	135	9,439
ProSiebenSat.1 Media SE	Media	435	18,178
TUI AG	Hotels, Restaurants & Leisure	396	5,756
			54,778
Hong Kong 0.9%
CLP Holdings Ltd.	Electric Utilities	3,000	31,743
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	7,870
Hongkong Land Holdings Ltd.	Real Estate Management & Development	1,500	11,040
Kerry Properties Ltd.	Real Estate Management & Development	1,500	5,092
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	3,000	22,827
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	5,337
NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,903
Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	21,982
Sino Land Co. Ltd.	Real Estate Management & Development	6,000	9,838
The Wharf Holdings Ltd.	Real Estate Management & Development	3,000	24,864
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	6,226
			152,722
Hungary 0.1%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	84	6,579

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Richter Gedeon Nyrt	Pharmaceuticals	228	5,945
			12,524
Indonesia 0.4%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	15,000	4,322
Matahari Department Store Tbk PT	Multiline Retail	6,000	6,381
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	102,600	34,797
Surya Citra Media Tbk PT	Media	11,700	2,274
Unilever Indonesia Tbk PT	Household Products	3,300	12,083
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	6,797
			66,654
Israel 0.2%
Azrieli Group Ltd.	Real Estate Management & Development	69	3,836
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,259	8,733
[a] Check Point Software Technologies Ltd.	Software	141	15,381
Mizrahi Tefahot Bank Ltd.	Banks	255	4,640
[a] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	21	2,353
			34,943
Italy 0.2%
Ferrari NV	Automobiles	96	8,228
[c] Poste Italiane SpA, Reg S	Insurance	231	1,579
Recordati SpA	Pharmaceuticals	42	1,702
Snam SpA	Oil, Gas & Consumable Fuels	4,050	17,627
			29,136
Japan 4.2%
Astellas Pharma Inc.	Pharmaceuticals	4,500	55,049
Bridgestone Corp.	Auto Components	1,200	51,691
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,800	61,132
Concordia Financial Group Ltd.	Banks	1,500	7,564
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	15,570
Fuji Heavy Industries Ltd.	Automobiles	1,500	50,543
Hitachi Chemical Co. Ltd.	Chemicals	300	8,944
Hoya Corp.	Health Care Equipment & Supplies	600	31,148
Isuzu Motors Ltd.	Automobiles	1,200	14,802
Japan Airlines Co. Ltd.	Airlines	300	9,276
Japan Tobacco Inc.	Tobacco	1,800	63,231
Kakaku.com Inc.	Internet Software & Services	300	4,307
KDDI Corp.	Wireless Telecommunication Services	3,300	87,375
Kuraray Co. Ltd.	Chemicals	900	16,324
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	6,341
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,200	56,711
Nitori Co. Ltd.	Specialty Retail	100	13,386
Nitto Denko Corp.	Chemicals	300	24,671
NTT DoCoMo Inc.	Wireless Telecommunication Services	2,700	63,727
Obayashi Corp.	Construction & Engineering	1,200	14,108
Park24 Co. Ltd.	Commercial Services & Supplies	300	7,625
Resona Holdings Inc.	Banks	4,500	24,771
Start Today Co. Ltd.	Internet & Direct Marketing Retail	300	7,383
Sumitomo Rubber Industries Ltd.	Auto Components	600	10,125
			705,804
Luxembourg 0.0%†
RTL Group SA	Media	72	5,429

Malaysia 0.3%
AirAsia Bhd.	Airlines	1,500	1,136
Astro Malaysia Holdings Bhd.	Media	5,100	3,006
British American Tobacco Malaysia Bhd.	Tobacco	300	3,034
Digi.com Bhd.	Wireless Telecommunication Services	8,100	9,435
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	1,500	2,579
Malayan Banking Bhd.	Banks	3,600	8,076

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Maxis Bhd.	Wireless Telecommunication Services	2,400	3,103
Petronas Chemicals Group Bhd.	Chemicals	5,100	8,435
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	300	1,684
Westports Holdings Bhd.	Transportation Infrastructure	4,800	4,070
			44,558
Mexico 0.2%
Gruma SAB de CV	Food Products	321	4,198
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	7,148
Kimberly-Clark de Mexico SAB de CV, A	Household Products	2,724	5,779
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	8,787	20,453
			37,578
Netherlands 0.1%
Aegon NV	Insurance	2,523	12,866

New Zealand 0.1%
Fletcher Building Ltd.	Construction Materials	789	4,616
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,160	14,281
			18,897
Norway 0.2%
[a] Marine Harvest ASA	Food Products	600	10,236
Telenor ASA	Diversified Telecommunication Services	1,173	19,394
Yara International ASA	Chemicals	306	11,456
			41,086
Pakistan 0.0%†
Engro Corp. Ltd.	Chemicals	300	933
Habib Bank Ltd.	Banks	600	1,544
Lucky Cement Ltd.	Construction Materials	300	2,407
MCB Bank Ltd.	Banks	300	603
United Bank Ltd.	Banks	900	2,026
			7,513
Philippines 0.0%†
DMCI Holdings Inc.	Industrial Conglomerates	6,300	1,761
Globe Telecom Inc.	Wireless Telecommunication Services	60	2,435
			4,196
Poland 0.2%
PGE Polska Grupa Energetyczna SA	Electric Utilities	1,788	5,839
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	567	17,109
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,647	2,807
[a] Tauron Polska Energia SA	Electric Utilities	1,482	1,431
			27,186
Qatar 0.1%
Barwa Real Estate Co.	Real Estate Management & Development	99	874
[a] The Commercial Bank QSC	Banks	2	19
Doha Bank QSC	Banks	380	3,166
Industries Qatar QSC	Industrial Conglomerates	258	6,731
Qatar Electricity & Water Co. QSC	Multi-Utilities	36	1,868
			12,658
Russia 1.1%
Alrosa PJSC	Metals & Mining	6,786	9,910
Federal Hydrogenerating Co.	Electric Utilities	250,881	3,355
Gazprom PAO	Oil, Gas & Consumable Fuels	21,822	43,748
Inter RAO UES PJSC	Electric Utilities	56,565	3,643
LUKOIL PJSC	Oil, Gas & Consumable Fuels	921	44,862
MMC Norilsk Nickel PJSC	Metals & Mining	126	17,152
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,152	9,654
NLMK PJSC	Metals & Mining	1,764	3,432
[c] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	63	7,018
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	357	4,730
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,280	12,470
Rostelecom PJSC	Diversified Telecommunication Services	1,335	1,605

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Severstal PJSC	Metals & Mining	432	5,631
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	15,099	6,555
Tatneft PAO	Oil, Gas & Consumable Fuels	2,970	18,766
			192,531
Singapore 0.6%
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	3,900	4,702
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	4,500	6,455
ComfortDelGro Corp. Ltd.	Road & Rail	5,400	9,021
SATS Ltd.	Transportation Infrastructure	1,500	5,567
Singapore Airlines Ltd.	Airlines	900	6,615
Singapore Exchange Ltd.	Capital Markets	2,100	11,195
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,700	7,216
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	15,600	44,075
StarHub Ltd.	Wireless Telecommunication Services	2,700	5,334
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,100	4,408
			104,588
South Africa 0.3%
Bidvest Group Ltd.	Industrial Conglomerates	399	4,799
	Equity Real Estate Investment Trusts
Fortress Income Fund Ltd., A	(REITs)	2,358	3,088
Mr. Price Group Ltd.	Specialty Retail	504	6,001
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	609	2,743
Sibanye Gold Ltd.	Metals & Mining	2,791	3,206
Tiger Brands Ltd.	Food Products	234	6,570
Truworths International Ltd.	Specialty Retail	1,047	5,713
Vodacom Group Ltd.	Wireless Telecommunication Services	927	11,622
			43,742
South Korea 2.8%
BNK Financial Group Inc.	Banks	192	1,837
Coway Co. Ltd.	Household Durables	129	11,726
DGB Financial Group Inc.	Banks	318	3,280
Dongbu Insurance Co. Ltd.	Insurance	81	4,814
Hana Financial Group Inc.	Banks	432	17,085
Hankook Tire Co. Ltd.	Auto Components	138	7,671
Hanon Systems	Auto Components	504	4,537
Hanssem Co. Ltd.	Household Durables	24	3,860
Hanwha Life Insurance Co. Ltd.	Insurance	288	1,752
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	3,921
Hyundai Mobis Co. Ltd.	Auto Components	135	29,498
Industrial Bank of Korea	Banks	285	3,550
Kangwon Land Inc.	Hotels, Restaurants & Leisure	225	6,853
KB Financial Group Inc.	Banks	606	30,561
Kia Motors Corp.	Automobiles	552	18,430
KT&G Corp.	Tobacco	228	23,315
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	258	8,366
LG Uplus Corp.	Diversified Telecommunication Services	126	1,718
Lotte Chemical Corp.	Chemicals	24	7,216
Naver Corp.	Internet Software & Services	36	26,367
S-1 Corp.	Commercial Services & Supplies	54	4,578
S-Oil Corp.	Oil, Gas & Consumable Fuels	90	7,457
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	75	155,814
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,182	69,630
SK Telecom Co. Ltd.	Wireless Telecommunication Services	36	8,369
			462,205
Spain 0.8%
Amadeus IT Group SA, A	IT Services	645	38,512
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	981	6,099

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Endesa SA	Electric Utilities	597	13,734
Industria de Diseno Textil SA	Specialty Retail	1,965	75,326
			133,671
Sweden 0.8%
Electrolux AB, B	Household Durables	186	6,088
Hennes & Mauritz AB, B	Specialty Retail	2,046	50,916
ICA Gruppen AB	Food & Staples Retailing	132	4,908
L E Lundbergforetagen AB, B	Diversified Financial Services	13	1,025
Nordea Bank AB	Banks	3,348	42,552
Skanska AB, B	Construction & Engineering	402	9,527
Swedish Match AB	Tobacco	360	12,664
			127,680
Switzerland 2.0%
EMS-Chemie Holding AG	Chemicals	24	17,718
Geberit AG	Building Products	66	30,820
Kuehne + Nagel International AG	Marine	69	11,528
Partners Group Holding AG	Capital Markets	39	24,211
Roche Holding AG	Pharmaceuticals	621	158,355
Straumann Holding AG	Health Care Equipment & Supplies	6	3,418
[a] Swiss Life Holding AG	Insurance	60	20,275
Swiss Re AG	Insurance	579	52,994
Swisscom AG	Diversified Telecommunication Services	45	21,742
			341,061
Taiwan 2.6%
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,000	11,949
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,025	7,667
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	31,953
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,643
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	10,355
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	3,050	9,204
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	30,000	115,385
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	6,049	9,943
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	2,324
	Semiconductors & Semiconductor
Siliconware Precision Industries Co.	Equipment	6,000	9,694
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	22,584
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	27,000	185,059
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	5,917
			429,677
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	2,400	12,541
BEC World PCL, NVDR	Media	2,100	1,298
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	600	3,029
Central Pattana PCL, NVDR	Real Estate Management & Development	2,700	5,504
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	1,800	4,597
Home Product Center PCL, NVDR	Specialty Retail	5,700	1,611
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	11,100	1,748
	Electronic Equipment, Instruments &
KCE Electronics PCL, NVDR	Components	800	2,555
The Siam Cement PCL, NVDR	Construction Materials	300	4,451

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	1,500	3,488
			40,822
Turkey 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	282	1,750
BIM Birlesik Magazalar AS	Food & Staples Retailing	396	7,335
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,327	6,659
Ford Otomotiv Sanayi AS	Automobiles	90	1,098
Petkim Petrokimya Holding AS	Chemicals	1,407	2,420
TAV Havalimanlari Holding AS	Transportation Infrastructure	282	1,511
Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	1,846
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	285	8,188
			30,807
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	5,841	3,658
Damac Properties Dubai Co. PJSC	Real Estate Management & Development	2,124	1,827
Dubai Islamic Bank PJSC	Banks	1,059	1,643
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,982	14,046
First Abu Dhabi Bank PJSC	Banks	2,886	8,250
			29,424
United Kingdom 10.0%
3i Group PLC	Capital Markets	1,371	16,072
Admiral Group PLC	Insurance	573	14,908
AstraZeneca PLC	Pharmaceuticals	2,229	148,677
BAE Systems PLC	Aerospace & Defense	5,490	45,176
Barratt Developments PLC	Household Durables	1,593	11,660
The Berkeley Group Holdings PLC	Household Durables	309	12,952
British American Tobacco PLC	Tobacco	2,376	161,537
BT Group PLC	Diversified Telecommunication Services	15,504	59,360
Burberry Group PLC	Textiles, Apparel & Luxury Goods	819	17,670
Capita PLC	Professional Services	1,062	9,539
Compass Group PLC	Hotels, Restaurants & Leisure	2,002	42,127
Croda International PLC	Chemicals	252	12,717
Direct Line Insurance Group PLC	Insurance	2,733	12,617
easyJet PLC	Airlines	348	6,143
Experian PLC	Professional Services	1,290	26,391
GKN PLC	Auto Components	1,161	4,916
GlaxoSmithKline PLC	Pharmaceuticals	7,740	164,431
Hargreaves Lansdown PLC	Capital Markets	537	9,082
HSBC Holdings PLC	Banks	18,864	174,391
IMI PLC	Machinery	192	2,980
Imperial Brands PLC	Tobacco	1,485	66,520
International Consolidated Airlines Group SA	Airlines	1,062	8,417
Intertek Group PLC	Professional Services	255	13,968
ITV PLC	Media	9,723	22,910
Johnson Matthey PLC	Chemicals	207	7,720
Marks & Spencer Group PLC	Multiline Retail	2,826	12,235
Mondi PLC	Paper & Forest Products	462	12,086
Next PLC	Multiline Retail	375	18,783
Persimmon PLC	Household Durables	762	22,191
Reckitt Benckiser Group PLC	Household Products	1,110	112,232
Relx NV	Professional Services	1,791	36,769
RELX PLC	Professional Services	2,232	48,128
Royal Mail PLC	Air Freight & Logistics	1,638	8,962
SSE PLC	Electric Utilities	1,743	32,897
Tate & Lyle PLC	Food Products	885	7,610
Taylor Wimpey PLC	Household Durables	3,450	7,896
Unilever NV, IDR	Personal Products	2,673	147,313
Unilever PLC	Personal Products	2,271	122,569
			1,662,552
United States 54.6%
3M Co.	Industrial Conglomerates	855	178,002
AbbVie Inc.	Biotechnology	2,511	182,073

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Accenture PLC, A	IT Services	1,395	172,534
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	726	15,457
Altria Group Inc.	Tobacco	2,394	178,281
American Airlines Group Inc.	Airlines	192	9,661
American Electric Power Co. Inc.	Electric Utilities	702	48,768
AmerisourceBergen Corp.	Health Care Providers & Services	195	18,433
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	2,127	25,630
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,101	158,566
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,092	45,111
AT&T Inc.	Diversified Telecommunication Services	4,266	160,956
Atmos Energy Corp.	Gas Utilities	124	10,286
Avery Dennison Corp.	Containers & Packaging	126	11,135
Baxter International Inc.	Health Care Equipment & Supplies	501	30,331
Bed Bath & Beyond Inc.	Specialty Retail	267	8,117
Best Buy Co. Inc.	Specialty Retail	540	30,958
[a] Biogen Inc.	Biotechnology	342	92,805
The Boeing Co.	Aerospace & Defense	915	180,941
Broadridge Financial Solutions Inc.	IT Services	243	18,361
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	297	20,398
CA Inc.	Software	564	19,441
[a] Cadence Design Systems Inc.	Software	309	10,348
Campbell Soup Co.	Food Products	375	19,556
Carnival Corp.	Hotels, Restaurants & Leisure	297	19,474
CBOE Holdings Inc.	Capital Markets	84	7,678
Celanese Corp., A	Chemicals	108	10,254
Church & Dwight Co. Inc.	Household Products	498	25,836
Cisco Systems Inc.	Communications Equipment	5,364	167,893
Clorox Co.	Household Products	306	40,771
Coach Inc.	Textiles, Apparel & Luxury Goods	534	25,280
The Coca-Cola Co.	Beverages	3,648	163,613
Colgate-Palmolive Co.	Household Products	1,434	106,302
	Equity Real Estate Investment Trusts
Colony NorthStar Inc., A	(REITs)	588	8,285
Consolidated Edison Inc.	Multi-Utilities	441	35,642
	Electronic Equipment, Instruments &
Corning Inc.	Components	870	26,144
Cummins Inc.	Machinery	240	38,933
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	213	19,264
[a] Dell Technologies Inc., V	Software	234	14,300
Delphi Automotive PLC	Auto Components	462	40,494
Delta Air Lines Inc.	Airlines	288	15,477
Dick's Sporting Goods Inc.	Specialty Retail	162	6,452
Dollar General Corp.	Multiline Retail	390	28,115
Dominos Pizza Inc.	Hotels, Restaurants & Leisure	60	12,692
The Dow Chemical Co.	Chemicals	1,416	89,307
Dr. Pepper Snapple Group Inc.	Beverages	336	30,613
Eli Lilly & Co.	Pharmaceuticals	1,629	134,067
Emerson Electric Co.	Electrical Equipment	993	59,203
Estee Lauder Cos. Inc., A	Personal Products	360	34,553
Everest Re Group Ltd.	Insurance	78	19,858
Expeditors International of Washington Inc.	Air Freight & Logistics	309	17,452
[a] F5 Networks Inc.	Communications Equipment	150	19,059
Fastenal Co.	Trading Companies & Distributors	504	21,939
FirstEnergy Corp.	Electric Utilities	330	9,623
Foot Locker Inc.	Specialty Retail	279	13,749
The Gap Inc.	Specialty Retail	510	11,215
Garmin Ltd.	Household Durables	231	11,788
[a] Gartner Inc., A	IT Services	81	10,004
General Dynamics Corp.	Aerospace & Defense	429	84,985
General Mills Inc.	Food Products	1,053	58,336

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

General Motors Co.	Automobiles	2,127	74,296
Genuine Parts Co.	Distributors	246	22,819
Gilead Sciences Inc.	Biotechnology	2,553	180,701
The Goodyear Tire & Rubber Co.	Auto Components	171	5,978
H&R Block Inc.	Diversified Consumer Services	369	11,406
Hasbro Inc.	Leisure Equipment & Products	174	19,403
The Hershey Co.	Food Products	309	33,177
The Home Depot Inc.	Specialty Retail	1,065	163,371
Hormel Foods Corp.	Food Products	591	20,159
	Technology Hardware, Storage &
HP Inc.	Peripherals	2,931	51,234
Huntington Ingalls Industries Inc.	Aerospace & Defense	60	11,170
Illinois Tool Works Inc.	Machinery	444	63,603
Ingredion Inc.	Food Products	90	10,729
	Semiconductors & Semiconductor
Intel Corp.	Equipment	4,653	156,992
International Business Machines Corp.	IT Services	1,095	168,444
International Flavors & Fragrances Inc.	Chemicals	123	16,605
Intuit Inc.	Software	573	76,100
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	63	58,928
J.B. Hunt Transport Services Inc.	Road & Rail	150	13,707
Jack Henry & Associates Inc.	IT Services	108	11,218
Johnson & Johnson	Pharmaceuticals	1,308	173,035
Kimberly-Clark Corp.	Household Products	672	86,762
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	330	30,198
Kohl's Corp.	Multiline Retail	297	11,485
The Kroger Co.	Food & Staples Retailing	1,416	33,021
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	663	42,359
Lear Corp.	Auto Components	96	13,640
Leggett & Platt Inc.	Household Durables	183	9,613
Lennox International Inc.	Building Products	30	5,509
Lockheed Martin Corp.	Aerospace & Defense	524	145,468
Lowe's Cos. Inc.	Specialty Retail	1,371	106,294
LyondellBasell Industries NV, A	Chemicals	828	69,875
Macy's Inc.	Multiline Retail	246	5,717
Marsh & McLennan Cos. Inc.	Insurance	807	62,914
Mastercard Inc., A	IT Services	1,500	182,175
Mattel Inc.	Leisure Equipment & Products	621	13,370
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	546	24,515
McCormick & Co. Inc.	Food Products	153	14,919
McDonald's Corp.	Hotels, Restaurants & Leisure	1,131	173,224
Merck & Co. Inc.	Pharmaceuticals	2,526	161,891
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	48	28,250
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	417	15,116
Microsoft Corp.	Software	2,586	178,253
MSCI Inc.	Capital Markets	81	8,342
Nordstrom Inc.	Multiline Retail	195	9,327
Northrop Grumman Corp.	Aerospace & Defense	297	76,243
[a] NVR Inc.	Household Durables	3	7,232
[a] O'Reilly Automotive Inc.	Specialty Retail	165	36,092
Omnicom Group Inc.	Media	327	27,108
Packaging Corp. of America	Containers & Packaging	108	12,030
Paychex Inc.	IT Services	639	36,385
PepsiCo Inc.	Beverages	1,443	166,652
Pfizer Inc.	Pharmaceuticals	4,914	165,061
Philip Morris International Inc.	Tobacco	1,461	171,594
Pinnacle West Capital Corp.	Electric Utilities	165	14,051
Polaris Industries Inc.	Leisure Products	123	11,344
The Procter & Gamble Co.	Household Products	1,893	164,975
Public Service Enterprise Group Inc.	Multi-Utilities	927	39,870
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	315	65,687

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	2,688	148,431
Raytheon Co.	Aerospace & Defense	504	81,386
Reinsurance Group of America Inc.	Insurance	46	5,906
ResMed Inc.	Health Care Equipment & Supplies	255	19,857
Robert Half International Inc.	Professional Services	231	11,072
Rockwell Automation Inc.	Electrical Equipment	189	30,610
Rockwell Collins Inc.	Aerospace & Defense	129	13,555
Rollins Inc.	Commercial Services & Supplies	102	4,152
Ross Stores Inc.	Specialty Retail	900	51,957
Scripps Networks Interactive Inc., A	Media	126	8,607
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	678	26,273
SEI Investments Co.	Capital Markets	234	12,585
The Sherwin-Williams Co.	Chemicals	165	57,908
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	561	90,747
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	363	34,830
Southwest Airlines Co.	Airlines	282	17,524
Staples Inc.	Specialty Retail	1,218	12,265
Starbucks Corp.	Hotels, Restaurants & Leisure	2,700	157,437
Sysco Corp.	Food & Staples Retailing	939	47,260
Target Corp.	Multiline Retail	804	42,041
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	315	24,784
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	2,076	159,707
The TJX Cos. Inc.	Specialty Retail	1,428	103,059
Tractor Supply Co.	Specialty Retail	108	5,855
Tyson Foods Inc.	Food Products	426	26,680
[a] Ulta Beauty Inc.	Specialty Retail	99	28,447
Union Pacific Corp.	Road & Rail	672	73,188
[a] United Continental Holdings Inc.	Airlines	132	9,933
United Parcel Service Inc., B	Air Freight & Logistics	1,299	143,656
[a] United Therapeutics Corp.	Biotechnology	108	14,011
UnitedHealth Group Inc.	Health Care Providers & Services	969	179,672
Vail Resorts Inc.	Hotels, Restaurants & Leisure	33	6,693
Valero Energy Corp.	Oil, Gas & Consumable Fuels	834	56,262
	Equity Real Estate Investment Trusts
VEREIT Inc.	(REITs)	1,728	14,066
Verizon Communications Inc.	Diversified Telecommunication Services	3,621	161,714
VF Corp.	Textiles, Apparel & Luxury Goods	585	33,696
[a] VMware Inc., A	Software	81	7,082
W.W. Grainger Inc.	Trading Companies & Distributors	99	17,873
Wal-Mart Stores Inc.	Food & Staples Retailing	2,121	160,517
Waste Management Inc.	Commercial Services & Supplies	609	44,670
WEC Energy Group Inc.	Multi-Utilities	531	32,593
Whole Foods Market Inc.	Food & Staples Retailing	480	20,213
Wyndham Worldwide Corp.	Hotels, Restaurants & Leisure	72	7,230
Xcel Energy Inc.	Electric Utilities	732	33,584

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	438	28,172
			9,122,195
Total Common Stocks (Cost $15,571,158)			16,386,997
Management Investment Companies (Cost $155,453) 1.1%
India 1.1%
iShares MSCI India ETF	Diversified Financial Services	5,370	172,377
Preferred Stocks 0.4%
Brazil 0.1%
[d] Itausa-Investimentos Itau SA, 6.420%, pfd.	Banks	5,770	15,708
Colombia 0.0%†
[d] Grupo de Inversiones Surameric SA, 2.149%, pfd.	Diversified Financial Services	291	3,679
Germany 0.1%
Fuchs Petrolub SE, 1.867%, pfd.	Chemicals	132	7,177
Schaeffler AG, 3.987%, pfd.	Auto Components	99	1,416
			8,593
Russia 0.1%
Surgutneftegas OAO, 24.196%, pfd.	Oil, Gas & Consumable Fuels	18,999	9,168
South Korea 0.1%
[d] Hyundai Motor Co., 3.584%, pfd.	Automobiles	45	4,445
[d] Hyundai Motor Co., 3.519%, pfd., 2	Automobiles	66	6,720
LG Chem Ltd., 2.500%, pfd.	Chemicals	15	2,648
	Technology Hardware, Storage &
[d]Samsung Electronics Co. Ltd., 1.909%, pfd.	Peripherals	12	19,529
			33,342
Total Preferred Stocks (Cost $58,308)			70,490
Total Investments (Cost $15,784,919) 99.6%			16,629,864
Other Assets, less Liabilities 0.4%			70,712
Net Assets 100.0%			$16,700,576

†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2017, the value of this security was $11,247, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30,
2017, the aggregate value of these securities value was $13,327, representing 0.1% of net assets.
dVariable rate securities. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
CDI	- Clearing House Electronic Subregister System Depositary Interest
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt
NVDR	- Non Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks 99.5%
Australia 17.5%
AGL Energy Ltd.	Multi-Utilities	2,092	$40,919
Amcor Ltd.	Containers & Packaging	3,926	48,815
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,998	34,575
Aurizon Holdings Ltd.	Road & Rail	6,456	26,543
Australia & New Zealand Banking Group Ltd.	Banks	6,030	132,839
Australian Stock Exchange Ltd.	Capital Markets	402	16,531
Bluescope Steel Ltd.	Metals & Mining	888	8,998
Brambles Ltd.	Commercial Services & Supplies	4,742	35,391
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	806	19,543
Challenger Ltd.	Diversified Financial Services	1,202	12,299
Cimic Group Ltd.	Construction & Engineering	274	8,163
Coca-Cola Amatil Ltd.	Beverages	1,624	11,498
Cochlear Ltd.	Health Care Equipment & Supplies	256	30,525
Commonwealth Bank of Australia	Banks	2,356	149,652
Computershare Ltd.	IT Services	682	7,397
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	926	8,722
CSL Ltd.	Biotechnology	1,818	192,482
Dexus	Equity Real Estate Investment Trusts (REITs)	3,452	25,102
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	210	6,169
Fortescue Metals Group Ltd.	Metals & Mining	4,304	17,233
Goodman Group	Equity Real Estate Investment Trusts (REITs)	5,264	31,777
GPT Group	Equity Real Estate Investment Trusts (REITs)	5,746	21,112
Harvey Norman Holdings Ltd.	Multiline Retail	2,200	6,446
James Hardie Industries PLC, CDI	Construction Materials	1,264	19,876
Macquarie Group Ltd.	Capital Markets	792	53,764
Medibank Private Ltd.	Insurance	11,136	23,917
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	9,534	15,577
National Australia Bank Ltd.	Banks	4,012	91,060
Newcrest Mining Ltd.	Metals & Mining	1,600	24,742
Qantas Airways Ltd.	Airlines	1,916	8,407
REA Group Ltd.	Media	200	10,186
Rio Tinto Ltd.	Metals & Mining	614	29,798
Sonic Healthcare Ltd.	Health Care Providers & Services	1,250	23,223
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	2,628	8,809
Tatts Group Ltd.	Hotels, Restaurants & Leisure	3,958	12,690
Telstra Corp. Ltd.	Diversified Telecommunication Services	18,910	62,371
TPG Telecom Ltd.	Diversified Telecommunication Services	1,066	4,661
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	9,350	18,432
Wesfarmers Ltd.	Food & Staples Retailing	3,742	115,157
Westpac Banking Corp.	Banks	8,420	197,051
Woolworths Ltd.	Food & Staples Retailing	4,002	78,401
			1,690,853
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	444	23,008

Belgium 0.3%
Colruyt SA	Food & Staples Retailing	220	11,574
Proximus SADP	Diversified Telecommunication Services	524	18,306
			29,880
Denmark 3.7%
Coloplast AS, B	Health Care Equipment & Supplies	492	41,058
Danske Bank AS	Banks	1,556	59,769
Novo Nordisk AS, B	Pharmaceuticals	4,724	202,039
Pandora AS	Textiles, Apparel & Luxury Goods	468	43,614

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Tryg AS	Insurance	312	6,815
			353,295
Finland 1.3%
Elisa OYJ	Diversified Telecommunication Services	446	17,259
Kone OYJ, B	Machinery	1,102	55,982
Neste Oil OYJ	Oil, Gas & Consumable Fuels	352	13,847
Nokian Renkaat OYJ	Auto Components	348	14,384
Orion OYJ	Pharmaceuticals	420	26,778
			128,250
France 4.1%
AXA SA	Insurance	5,160	140,952
Cie Generale des Etablissements Michelin, B	Auto Components	540	71,691
CNP Assurances	Insurance	534	11,971
Hermes International	Textiles, Apparel & Luxury Goods	76	37,503
Ipsen SA	Pharmaceuticals	62	8,475
Peugeot SA	Automobiles	652	12,988
SCOR SE	Insurance	488	19,319
Societe BIC SA	Commercial Services & Supplies	80	9,480
Thales SA	Aerospace & Defense	256	27,516
Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	224	56,372
			396,267
Germany 1.3%
Continental AG	Auto Components	150	32,326
[a] Covestro AG, 144A	Chemicals	300	21,628
Deutsche Lufthansa AG	Airlines	746	16,953
Hugo Boss AG	Textiles, Apparel & Luxury Goods	238	16,640
ProSiebenSat.1 Media SE	Media	780	32,596
TUI AG	Hotels, Restaurants & Leisure	662	9,623
			129,766
Hong Kong 3.7%
ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment	400	5,406
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	16,807
CLP Holdings Ltd.	Electric Utilities	4,500	47,615
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	15,741
Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,200	23,552
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	9,543
Kerry Properties Ltd.	Real Estate Management & Development	2,000	6,789
Link REIT	Equity Real Estate Investment Trusts (REITs)	7,000	53,264
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	7,116
New World Development Co. Ltd.	Real Estate Management & Development	16,000	20,311
NWS Holdings Ltd.	Industrial Conglomerates	6,000	11,806
PCCW Ltd.	Diversified Telecommunication Services	12,000	6,825
Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	36,636
Sino Land Co. Ltd.	Real Estate Management & Development	8,000	13,117
Swire Properties Ltd.	Real Estate Management & Development	3,200	10,555
Techtronic Industries Co. Ltd.	Household Durables	2,000	9,198
[b] WH Group Ltd., Reg S	Food Products	12,000	12,113
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	33,152
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	12,451
			351,997
Ireland 0.1%
[c] Ryanair Holdings PLC	Airlines	420	8,603

Israel 0.8%
Azrieli Group Ltd.	Real Estate Management & Development	148	8,228
Bank Hapoalim BM	Banks	2,824	19,049
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	8,846	14,690
[c] Check Point Software Technologies Ltd.	Software	206	22,470
Mizrahi Tefahot Bank Ltd.	Banks	426	7,752

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[c] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	40	4,482
			76,671
Italy 0.7%
Ferrari NV	Automobiles	198	16,971
Intesa Sanpaolo SpA, di Risp	Banks	1,200	3,553
[b] Poste Italiane SpA, Reg S	Insurance	758	5,183
Recordati SpA	Pharmaceuticals	202	8,183
Snam SpA	Oil, Gas & Consumable Fuels	6,598	28,717
			62,607
Japan 20.6%
ABC-Mart Inc.	Specialty Retail	100	5,883
Asahi Kasei Corp.	Chemicals	4,000	42,987
Ashikaga Holdings Co. Ltd.	Banks	2,000	7,440
Astellas Pharma Inc.	Pharmaceuticals	7,400	90,524
Bandai Namco Holdings Inc.	Leisure Products	400	13,635
Bridgestone Corp.	Auto Components	2,200	94,767
CANON Inc.	Technology Hardware, Storage & Peripherals	3,200	108,679
Concordia Financial Group Ltd.	Banks	1,600	8,068
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	46,712
Fuji Heavy Industries Ltd.	Automobiles	2,800	94,347
Hitachi Chemical Co. Ltd.	Chemicals	400	11,926
Hoya Corp.	Health Care Equipment & Supplies	1,200	62,296
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	200	5,678
Iida Group Holdings Co. Ltd.	Household Durables	200	3,330
Isuzu Motors Ltd.	Automobiles	1,800	22,204
Japan Airlines Co. Ltd.	Airlines	600	18,551
Japan Post Bank Co. Ltd.	Banks	1,000	12,798
Japan Tobacco Inc.	Tobacco	3,200	112,410
Kajima Corp.	Construction & Engineering	2,000	16,874
Kakaku.com Inc.	Internet Software & Services	600	8,613
Kansai Electric Power Co. Inc.	Electric Utilities	1,000	13,768
KAO Corp.	Personal Products	1,400	83,133
KDDI Corp.	Wireless Telecommunication Services	6,000	158,864
Konami Holdings Corp.	Software	200	11,107
Kuraray Co. Ltd.	Chemicals	1,000	18,138
Lawson Inc.	Food & Staples Retailing	200	13,991
Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	12,683
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	600	13,863
mixi, Inc.	Internet Software & Services	200	11,125
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	600	91,153
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,200	103,969
Nissan Motor Co. Ltd.	Automobiles	3,200	31,841
Nitori Co. Ltd.	Specialty Retail	200	26,771
Nitto Denko Corp.	Chemicals	400	32,894
NTT DoCoMo Inc.	Wireless Telecommunication Services	5,000	118,014
Obayashi Corp.	Construction & Engineering	1,600	18,811
Oracle Corp. Japan	Software	200	12,976
Park24 Co. Ltd.	Commercial Services & Supplies	400	10,167
Recruit Holdings Co. Ltd.	Professional Services	1,600	27,497
Resona Holdings Inc.	Banks	5,600	30,826
Sekisui House Ltd.	Household Durables	1,000	17,618
Shionogi & Co. Ltd.	Pharmaceuticals	800	44,564
Start Today Co. Ltd.	Internet & Direct Marketing Retail	600	14,765
Sumitomo Rubber Industries Ltd.	Auto Components	600	10,125
Sundrug Co. Ltd.	Food & Staples Retailing	200	7,458
Taisei Corp.	Construction & Engineering	2,000	18,263
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	200	26,985
Tosoh Corp.	Chemicals	1,000	10,244
Toyota Motor Corp.	Automobiles	3,600	188,811
Trend Micro Inc.	Software	100	5,153

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

USS Co. Ltd.	Specialty Retail	800	15,899
			1,989,198
Luxembourg 0.1%
RTL Group SA	Media	138	10,405

Netherlands 0.3%
Aegon NV	Insurance	4,720	24,069

New Zealand 0.4%
Fletcher Building Ltd.	Construction Materials	2,134	12,485
Ryman Healthcare Ltd.	Health Care Providers & Services	1,030	6,252
Spark New Zealand Ltd.	Diversified Telecommunication Services	8,296	22,961
			41,698
Norway 0.8%
[c] Marine Harvest ASA	Food Products	1,048	17,878
Telenor ASA	Diversified Telecommunication Services	2,284	37,764
Yara International ASA	Chemicals	558	20,890
			76,532
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	738	14,385

Singapore 2.3%
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	5,800	6,993
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	6,800	9,754
ComfortDelGro Corp. Ltd.	Road & Rail	6,600	11,025
DBS Group Holdings Ltd.	Banks	2,400	36,152
Jardine Cycle & Carriage Ltd.	Distributors	200	6,442
SATS Ltd.	Transportation Infrastructure	2,000	7,423
Singapore Airlines Ltd.	Airlines	1,400	10,290
Singapore Exchange Ltd.	Capital Markets	3,400	18,126
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	12,829
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,600	77,978
StarHub Ltd.	Wireless Telecommunication Services	2,600	5,136
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	6,600	8,964
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,800	6,742
			217,854
Spain 2.8%
Amadeus IT Group SA, A	IT Services	1,210	72,246
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	1,978	12,298
Endesa SA	Electric Utilities	1,016	23,373
Industria de Diseno Textil SA	Specialty Retail	3,460	132,635
Red Electrica Corp. SA	Electric Utilities	1,208	25,207
			265,759
Sweden 3.3%
Atlas Copco AB, B	Machinery	1,144	39,483
Electrolux AB, B	Household Durables	344	11,261
Hennes & Mauritz AB, B	Specialty Retail	3,586	89,240
ICA Gruppen AB	Food & Staples Retailing	240	8,923
L E Lundbergforetagen AB, B	Diversified Financial Services	70	5,519
Nordea Bank AB	Banks	6,582	83,655
Skandinaviska Enskilda Banken AB (SEB), A	Banks	3,020	36,485
Skanska AB, B	Construction & Engineering	842	19,956
Swedish Match AB	Tobacco	594	20,895
			315,417
Switzerland 6.7%
EMS-Chemie Holding AG	Chemicals	28	20,671
Geberit AG	Building Products	116	54,169
Kuehne + Nagel International AG	Marine	152	25,395
Partners Group Holding AG	Capital Markets	72	44,697
Roche Holding AG	Pharmaceuticals	708	180,539
Sika AG	Chemicals	4	25,730

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Straumann Holding AG	Health Care Equipment & Supplies	14	7,975
[c] Swiss Life Holding AG	Insurance	92	31,088
Swiss Re AG	Insurance	1,026	93,906
Swisscom AG	Diversified Telecommunication Services	74	35,754
Zurich Insurance Group AG	Insurance	440	128,235
			648,159
United Kingdom 28.4%
3i Group PLC	Capital Markets	2,390	28,018
Admiral Group PLC	Insurance	916	23,832
AstraZeneca PLC	Pharmaceuticals	2,904	193,700
BAE Systems PLC	Aerospace & Defense	10,040	82,618
Barratt Developments PLC	Household Durables	3,370	24,667
The Berkeley Group Holdings PLC	Household Durables	490	20,539
British American Tobacco PLC	Tobacco	2,744	186,556
BT Group PLC	Diversified Telecommunication Services	28,740	110,036
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,416	30,551
Capita PLC	Professional Services	1,712	15,378
Compass Group PLC	Hotels, Restaurants & Leisure	4,879	102,665
Croda International PLC	Chemicals	426	21,498
Direct Line Insurance Group PLC	Insurance	4,360	20,128
Dixons Carphone PLC	Specialty Retail	1,382	5,091
easyJet PLC	Airlines	588	10,380
Experian PLC	Professional Services	2,906	59,452
GKN PLC	Auto Components	4,486	18,996
GlaxoSmithKline PLC	Pharmaceuticals	9,018	191,581
Hargreaves Lansdown PLC	Capital Markets	948	16,033
HSBC Holdings PLC	Banks	22,316	206,303
IMI PLC	Machinery	800	12,418
Imperial Brands PLC	Tobacco	2,726	122,109
International Consolidated Airlines Group SA	Airlines	1,910	15,138
Intertek Group PLC	Professional Services	462	25,307
ITV PLC	Media	16,414	38,676
Johnson Matthey PLC	Chemicals	404	15,066
Kingfisher PLC	Specialty Retail	6,140	23,982
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	1,096	14,422
Marks & Spencer Group PLC	Multiline Retail	5,392	23,344
Mondi PLC	Paper & Forest Products	1,032	26,998
Next PLC	Multiline Retail	660	33,058
Persimmon PLC	Household Durables	1,324	38,558
Randgold Resources Ltd.	Metals & Mining	224	19,800
Reckitt Benckiser Group PLC	Household Products	1,948	196,963
Relx NV	Professional Services	3,248	66,681
RELX PLC	Professional Services	3,924	84,612
Rio Tinto PLC	Metals & Mining	1,718	72,348
Royal Mail PLC	Air Freight & Logistics	2,928	16,020
SSE PLC	Electric Utilities	2,952	55,715
Tate & Lyle PLC	Food Products	1,380	11,867
Taylor Wimpey PLC	Household Durables	9,810	22,453
The Sage Group PLC	Software	3,182	28,437
Unilever NV, IDR	Personal Products	3,522	194,102
Unilever PLC	Personal Products	3,590	193,757
Whitbread PLC	Hotels, Restaurants & Leisure	268	13,810
			2,733,663
Total Common Stocks (Cost $9,032,881)			9,588,336
Preferred Stocks 0.2%
Germany 0.2%
Fuchs Petrolub SE, 1.867%, pfd.	Chemicals	210	11,419
Schaeffler AG, 3.987%, pfd.	Auto Components	380	5,435

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)
Total Preferred Stocks (Cost $14,770)	16,854
Total Investments (Cost $9,047,651) 99.7%	9,605,190
Other Assets, less Liabilities 0.3%	31,856
Net Assets 100.0%	$9,637,046

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2017, the value of this security was $21,628, representing 0.2% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities value was $17,296, representing 0.2% of net assets.
cNon-income-producing.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

At June 30, 2017 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	GSCO	Buy	1,265,447	$970,661	7/05/17	$—	$—
Australian Dollar	GSCO	Sell	1,265,447	941,509	7/05/17	—	(29,152)
Australian Dollar	MSCO	Buy	1,064,220	815,477	7/05/17	833	—
Australian Dollar	MSCO	Sell	1,064,220	791,796	7/05/17	—	(24,515)
Danish Krone	GSCO	Buy	1,389,598	213,168	7/05/17	—	—
Danish Krone	GSCO	Sell	1,389,598	210,413	7/05/17	—	(2,755)
Danish Krone	MSCO	Buy	1,044,293	159,813	7/05/17	384	—
Danish Krone	MSCO	Sell	1,044,293	158,151	7/05/17	—	(2,046)
Euro	GSCO	Buy	482,425	550,230	7/05/17	—	—
Euro	GSCO	Sell	482,425	543,471	7/05/17	—	(6,759)
Euro	MSCO	Buy	844,928	962,146	7/05/17	1,537	—
Euro	MSCO	Sell	844,928	951,761	7/05/17	—	(11,922)
Great British Pound	GSCO	Buy	890,511	1,156,729	7/05/17	—	(1)
Great British Pound	GSCO	Sell	890,511	1,150,807	7/05/17	—	(5,921)
Great British Pound	MSCO	Buy	1,188,189	1,541,013	7/05/17	2,384	—
Great British Pound	MSCO	Sell	1,188,189	1,535,420	7/05/17	—	(7,977)
Hong Kong Dollar	GSCO	Buy	902,145	115,564	7/05/17	—	—
Hong Kong Dollar	GSCO	Sell	902,145	115,867	7/05/17	303	—
Hong Kong Dollar	MSCO	Buy	1,867,661	239,270	7/05/17	—	(24)
Hong Kong Dollar	MSCO	Sell	1,867,661	239,879	7/05/17	633	—
Israeli Shekel	GSCO	Buy	94,452	27,066	7/05/17	—	—
Israeli Shekel	GSCO	Sell	94,452	26,713	7/05/17	—	(353)
Israeli Shekel	MSCO	Buy	94,339	27,006	7/05/17	28	—
Israeli Shekel	MSCO	Sell	94,339	26,685	7/05/17	—	(348)
Japanese Yen	GSCO	Buy	131,124,892	1,167,007	7/05/17	—	—
Japanese Yen	GSCO	Sell	131,124,892	1,187,476	7/05/17	20,469	—
Japanese Yen	MSCO	Buy	102,723,729	915,364	7/05/17	—	(1,127)
Japanese Yen	MSCO	Sell	102,723,729	930,338	7/05/17	16,101	—
New Zealand Dollar	GSCO	Buy	21,744	15,921	7/05/17	—	—
New Zealand Dollar	GSCO	Sell	21,744	15,423	7/05/17	—	(498)
New Zealand Dollar	MSCO	Buy	37,761	27,625	7/05/17	24	—
New Zealand Dollar	MSCO	Sell	37,761	26,781	7/05/17	—	(868)
Norwegian Krone	GSCO	Buy	360,969	43,092	7/05/17	—	—
Norwegian Krone	GSCO	Sell	360,969	42,878	7/05/17	—	(214)
Norwegian Krone	MSCO	Buy	336,794	40,161	7/05/17	45	—
Norwegian Krone	MSCO	Sell	336,794	40,011	7/05/17	—	(196)
Singapore Dollar	GSCO	Buy	154,061	111,893	7/05/17	—	—
Singapore Dollar	GSCO	Sell	154,061	111,397	7/05/17	—	(497)
Singapore Dollar	MSCO	Buy	169,395	122,963	7/05/17	68	—
Singapore Dollar	MSCO	Sell	169,395	122,504	7/05/17	—	(527)
Swedish Krona	GSCO	Buy	1,347,609	159,772	7/05/17	—	—
Swedish Krona	GSCO	Sell	1,347,609	155,639	7/05/17	—	(4,133)
Swedish Krona	MSCO	Buy	1,507,832	178,201	7/05/17	568	—
Swedish Krona	MSCO	Sell	1,507,832	174,138	7/05/17	—	(4,631)
Swiss Franc	GSCO	Buy	388,243	405,413	7/05/17	—	—
Swiss Franc	GSCO	Sell	388,243	402,117	7/05/17	—	(3,295)
Swiss Franc	MSCO	Buy	377,645	393,710	7/05/17	635	—
Swiss Franc	MSCO	Sell	377,645	391,187	7/05/17	—	(3,158)
Australian Dollar	GSCO	Sell	1,122,183	860,475	8/02/17	2	—
Australian Dollar	MSCO	Sell	1,122,183	860,478	8/02/17	5	—
Danish Krone	GSCO	Sell	1,152,647	177,085	8/02/17	—	(2)
Danish Krone	MSCO	Sell	1,152,647	177,082	8/02/17	—	(6)
Euro	GSCO	Sell	606,357	692,568	8/02/17	—	(6)
Euro	MSCO	Sell	606,357	692,566	8/02/17	—	(8)
Great British Pound	GSCO	Sell	951,366	1,238,602	8/02/17	1,734	—

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Great British Pound			MSCO	Sell	951,366	1,236,861	8/02/17	—	(7)
Hong Kong Dollar			GSCO	Sell	1,289,387	165,297	8/02/17	—	(10)
Hong Kong Dollar			MSCO	Sell	1,289,387	165,296	8/02/17	—	(11)
Israeli Shekel			GSCO	Sell	86,751	24,883	8/02/17	—	(1)
Israeli Shekel			MSCO	Sell	86,751	24,883	8/02/17	—	(2)
Japanese Yen			GSCO	Sell	112,636,280	1,003,630	8/02/17	—	(1)
Japanese Yen			MSCO	Sell	112,636,280	1,003,620	8/02/17	—	(10)
New Zealand Dollar			GSCO	Sell	29,278	21,427	8/02/17	—	—
New Zealand Dollar			MSCO	Sell	29,278	21,426	8/02/17	—	(1)
Norwegian Krone			MSCO	Sell	316,606	37,813	8/02/17	—	(5)
Singapore Dollar			GSCO	Sell	150,758	109,535	8/02/17	—	(6)
Singapore Dollar			MSCO	Sell	150,758	109,537	8/02/17	—	(4)
Swedish Krona			GSCO	Sell	1,340,570	159,185	8/02/17	—	—
Swedish Krona			MSCO	Sell	1,340,570	159,182	8/02/17	—	(3)
Swiss Franc			GSCO	Sell	310,229	324,511	8/02/17	—	(3)
Swiss Franc			MSCO	Sell	310,229	324,507	8/02/17	—	(7)
Total Forward Exchange Contracts								$45,753	$(111,010)
Net unrealized appreciation (depreciation)									$(65,257)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Counterparty

GSCO	- Goldman Sachs Banks US
MSCO	- Morgan Stanley & Co. LLC

Selected Portfolio

CDI	-	Clearing House Electronic Subregister System Depositary Interest
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.7%
Consumer Discretionary 18.3%
Bed Bath & Beyond Inc.	5,963	$181,275
Best Buy Co. Inc.	8,366	479,623
Carnival Corp.	6,319	414,337
Carter's Inc.	1,335	118,748
Choice Hotels International Inc.	1,068	68,619
Coach Inc.	10,769	509,804
Darden Restaurants Inc.	4,628	418,556
Delphi Automotive PLC	2,314	202,822
Dick's Sporting Goods Inc.	2,492	99,256
Dominos Pizza Inc.	1,513	320,045
Dunkin' Brands Group Inc.	1,691	93,208
Foot Locker Inc.	5,340	263,155
GameStop Corp., A	4,183	90,395
The Gap Inc.	9,612	211,368
Garmin Ltd.	4,539	231,625
General Motors Co.	33,642	1,175,115
Gentex Corp.	6,230	118,183
Genuine Parts Co.	5,162	478,827
H&R Block Inc.	8,722	269,597
Hasbro Inc.	3,827	426,749
The Home Depot Inc.	7,476	1,146,818
Kohl's Corp.	6,319	244,356
L Brands Inc.	8,455	455,640
Lear Corp.	1,157	164,387
Leggett & Platt Inc.	4,272	224,408
[a] Lululemon Athletica Inc.	2,670	159,319
Macy's Inc.	6,319	146,854
Marriott International Inc., A	5,429	544,583
Mattel Inc.	11,926	256,767
McDonald's Corp.	7,565	1,158,655
[a] Michael Kors Holdings Ltd.	6,141	222,611
[a] The Michaels Cos. Inc.	1,869	34,614
NIKE Inc., B	21,627	1,275,993
Nordstrom Inc.	4,094	195,816
[a] NVR Inc.	30	72,318
[a] O'Reilly Automotive Inc.	3,204	700,843
Omnicom Group Inc.	4,539	376,283
[a] Panera Bread Co., A	890	280,030
Polaris Industries Inc.	2,403	221,629
Pool Corp.	801	94,174
Regal Entertainment Group, A	2,759	56,449
Ross Stores Inc.	15,486	894,007
Signet Jewelers Ltd.	623	39,399
Starbucks Corp.	17,978	1,048,297
Target Corp.	8,900	465,381
Thor Industries Inc.	1,246	130,232
Tiffany & Co.	1,691	158,734
The TJX Cos. Inc.	15,219	1,098,355
Tractor Supply Co.	3,471	188,163
Tupperware Brands Corp.	2,136	150,011
[a] Ulta Beauty Inc.	1,691	485,892
[a] Urban Outfitters Inc.	2,136	39,601
Vail Resorts Inc.	623	126,363
VF Corp.	11,214	645,926
Williams-Sonoma Inc.	3,293	159,711

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Yum! Brands Inc.	15,575	1,148,812
		20,982,738
Consumer Staples 16.3%
Altria Group Inc.	15,130	1,126,731
[a] Blue Buffalo Pet Products Inc.	801	18,271
Brown-Forman Corp., A	1,869	92,142
Brown-Forman Corp., B	1,602	77,857
Campbell Soup Co.	6,408	334,177
Casey's General Stores Inc.	801	85,795
Church & Dwight Co. Inc.	8,900	461,732
Clorox Co.	5,073	675,927
The Coca-Cola Co.	25,098	1,125,645
Colgate-Palmolive Co.	14,952	1,108,392
CVS Health Corp.	14,863	1,195,877
Dr. Pepper Snapple Group Inc.	6,141	559,506
Estee Lauder Cos. Inc., A	7,565	726,089
Flowers Foods Inc.	4,361	75,489
General Mills Inc.	17,533	971,328
The Hershey Co.	5,340	573,356
Hormel Foods Corp.	9,434	321,794
Ingredion Inc.	1,424	169,755
Kimberly-Clark Corp.	8,811	1,137,588
Lamb Weston Holdings Inc.	2,403	105,828
McCormick & Co. Inc.	3,916	381,849
Nu Skin Enterprises Inc., A	1,246	78,299
PepsiCo Inc.	9,790	1,130,647
Philip Morris International Inc.	9,523	1,118,476
[a] Pilgrim's Pride Corp.	2,136	46,821
The Procter & Gamble Co.	13,083	1,140,183
Reynolds American Inc.	16,999	1,105,615
Sysco Corp.	16,999	855,560
Tyson Foods Inc.	6,408	401,333
Wal-Mart Stores Inc.	14,596	1,104,625
Whole Foods Market Inc.	7,743	326,058
		18,632,745
Energy 0.9%
Valero Energy Corp.	15,575	1,050,690

Financials 3.6%
AGNC Investment Corp.	3,471	73,898
Allied World Assurance Co. Holdings AG	3,204	169,492
American National Insurance Co.	267	31,103
Aspen Insurance Holdings Ltd.	2,314	115,353
CBOE Holdings Inc.	3,204	292,846
Chimera Investment Corp.	4,094	76,271
CNA Financial Corp.	534	26,032
Eaton Vance Corp.	1,068	50,538
Erie Indemnity Co., A	445	55,656
FactSet Research Systems Inc.	712	118,320
Federated Investors Inc., B	3,560	100,570
FNF Group	2,314	103,737
Lazard Ltd., A	3,738	173,181
MarketAxess Holdings Inc.	712	143,183
Marsh & McLennan Cos. Inc.	10,591	825,674
Mercury General Corp.	979	52,866
MFA Financial Inc.	13,439	112,753
Morningstar Inc.	356	27,889
MSCI Inc.	890	91,661
People's United Financial Inc.	8,722	154,030
The Progressive Corp.	5,162	227,593
Realty Income Corp.	8,722	481,280
S&P Global Inc.	2,314	337,821
[a] Santander Consumer USA Holdings Inc.	1,335	17,035

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Two Harbors Investment Corp.	3,115	30,870
VEREIT Inc.	27,501	223,858
		4,113,510
Health Care 11.0%
AbbVie Inc.	17,355	1,258,411
[a] Align Technology Inc.	1,780	267,214
Baxter International Inc.	19,313	1,169,209
[a] Biogen Inc.	4,450	1,207,552
[a] Bioverativ Inc.	2,314	139,233
[a] Cerner Corp.	2,581	171,559
CR Bard Inc.	1,424	450,141
Eli Lilly & Co.	14,329	1,179,277
Gilead Sciences Inc.	17,622	1,247,285
[a] IDEXX Laboratories Inc.	801	129,297
[a] Intuitive Surgical Inc.	356	332,992
Johnson & Johnson	8,900	1,177,381
[a] Mettler-Toledo International Inc.	712	419,041
Pfizer Inc.	34,977	1,174,877
ResMed Inc.	4,717	367,313
[a] United Therapeutics Corp.	1,691	219,373
UnitedHealth Group Inc.	6,497	1,204,674
[a] Varian Medical Systems Inc.	3,115	321,437
West Pharmaceutical Services Inc.	1,424	134,596
		12,570,862
Industrials 16.8%
3M Co.	5,607	1,167,321
Alaska Air Group Inc.	4,806	431,387
The Boeing Co.	5,963	1,179,183
BWX Technologies Inc.	1,958	95,453
C.H. Robinson Worldwide Inc.	5,518	378,976
Cintas Corp.	2,581	325,309
Copa Holdings SA	267	31,239
[a] Copart Inc.	4,361	138,636
Cummins Inc.	3,560	577,503
Delta Air Lines Inc.	15,130	813,086
Donaldson Co. Inc.	2,047	93,220
Emerson Electric Co.	19,224	1,146,135
Expeditors International of Washington Inc.	4,895	276,470
Fastenal Co.	10,235	445,530
Graco Inc.	1,424	155,615
HEICO Corp., A	801	49,702
Honeywell International Inc.	8,633	1,150,693
Huntington Ingalls Industries Inc.	979	182,251
J.B. Hunt Transport Services Inc.	3,293	300,914
[a] JetBlue Airways Corp.	4,984	113,785
Landstar System Inc.	979	83,802
Lennox International Inc.	1,157	212,471
Lincoln Electric Holdings Inc.	801	73,764
Lockheed Martin Corp.	4,094	1,136,535
MSC Industrial Direct Co. Inc., A	979	84,155
Northrop Grumman Corp.	4,450	1,142,359
Old Dominion Freight Line Inc.	1,513	144,098
Pitney Bowes Inc.	8,099	122,295
Raytheon Co.	6,942	1,120,994
Robert Half International Inc.	4,806	230,352
Rockwell Automation Inc.	4,272	691,893
Rockwell Collins Inc.	5,073	533,071
Rollins Inc.	3,738	152,174
Southwest Airlines Co.	12,460	774,264
[a] Spirit Airlines Inc.	1,068	55,162
Toro Co.	4,450	308,341
Union Pacific Corp.	10,324	1,124,387
[a] United Continental Holdings Inc.	8,188	616,147

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

United Parcel Service Inc., B	10,769	1,190,944
W.W. Grainger Inc.	1,958	353,478
Watsco Inc.	445	68,619
		19,271,713
Information Technology 19.7%
Accenture PLC, A	9,167	1,133,775
[a] Alphabet Inc., A	668	621,026
[a] Alphabet Inc., C	500	454,365
Amdocs Ltd.	5,340	344,216
Analog Devices Inc.	6,942	540,088
Apple Inc.	7,476	1,076,694
Applied Materials Inc.	17,889	738,995
Automatic Data Processing Inc.	11,125	1,139,868
Broadridge Financial Solutions Inc.	4,272	322,792
CA Inc.	9,968	343,597
[a] Cadence Design Systems Inc.	2,492	83,457
Cisco Systems Inc.	36,045	1,128,209
Corning Inc.	14,596	438,610
Dolby Laboratories Inc., A	1,869	91,506
[a] eBay Inc.	8,900	310,788
[a] F5 Networks Inc.	2,314	294,017
FLIR Systems Inc.	2,759	95,627
HP Inc.	60,965	1,065,668
Intel Corp.	31,684	1,069,018
International Business Machines Corp.	7,565	1,163,724
Intuit Inc.	8,099	1,075,628
Jack Henry & Associates Inc.	2,848	295,822
KLA-Tencor Corp.	1,602	146,599
Lam Research Corp.	1,424	201,396
Mastercard Inc., A	9,345	1,134,950
Maxim Integrated Products Inc.	7,120	319,688
Microchip Technology Inc.	6,586	508,307
Microsoft Corp.	16,376	1,128,798
Motorola Solutions Inc.	3,560	308,794
NetApp Inc.	4,361	174,658
Paychex Inc.	12,282	699,337
QUALCOMM Inc.	19,936	1,100,866
Skyworks Solutions Inc.	6,675	640,466
Teradyne Inc.	1,780	53,453
Texas Instruments Inc.	13,884	1,068,096
[a] VeriSign Inc.	3,382	314,391
Versum Materials Inc.	1,869	60,743
[a] VMware Inc., A	2,581	225,657
Xilinx Inc.	8,989	578,172
		22,491,861
Materials 2.5%
Avery Dennison Corp.	801	70,784
International Flavors & Fragrances Inc.	2,225	300,375
LyondellBasell Industries NV, A	12,104	1,021,457
NewMarket Corp.	267	122,948
The Sherwin-Williams Co.	3,115	1,093,240
Sonoco Products Co.	3,204	164,750
Valvoline Inc.	2,047	48,555
		2,822,109
Real Estate 1.9%
Apple Hospitality REIT Inc.	3,382	63,277
DDR Corp.	2,759	25,024
EPR Properties	1,513	108,739
Gaming and Leisure Properties Inc.	3,293	124,047
Kimco Realty Corp.	3,649	66,959
National Retail Properties Inc.	4,895	191,395
OMEGA Healthcare Investors Inc.	6,319	208,653

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Public Storage	4,895	1,020,754
Senior Housing Properties Trust	8,099	165,544
Spirit Realty Capital Inc.	13,617	100,902
STORE Capital Corp.	2,848	63,938
WP Carey Inc.	979	64,624
		2,203,856
Telecommunication Services 1.0%
AT&T Inc.	29,637	1,118,204

Utilities 7.7%
Alliant Energy Corp.	4,539	182,332
American Electric Power Co. Inc.	13,973	970,704
Atmos Energy Corp.	2,492	206,711
Consolidated Edison Inc.	7,654	618,596
DTE Energy Co.	5,696	602,580
Duke Energy Corp.	13,350	1,115,927
Eversource Energy	2,759	167,499
Exelon Corp.	29,459	1,062,586
Hawaiian Electric Industries Inc.	3,026	97,982
NextEra Energy Inc.	4,183	586,164
OGE Energy Corp.	2,937	102,178
PG&E Corp.	14,596	968,737
Pinnacle West Capital Corp.	3,738	318,328
Public Service Enterprise Group Inc.	18,245	784,718
SCANA Corp.	3,916	262,411
Vectren Corp.	2,403	140,431
Xcel Energy Inc.	14,507	665,581
		8,853,465
Total Investments (Cost $114,284,706) 99.7%		114,111,753

Other Assets, less Liabilities 0.3%		319,744
Net Assets 100.0%		$114,431,497

[a]Non-income-producing.
Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.8%
Consumer Discretionary 24.1%
[a] AutoZone Inc.	76		$43,355
Bed Bath & Beyond Inc.	608		18,483
Best Buy Co. Inc.	856		49,075
[a] Burlington Stores Inc.	208		19,134
Carter's Inc.	164		14,588
Choice Hotels International Inc.	112		7,196
Coach Inc.	1,052		49,802
Delphi Automotive PLC	408		35,761
Dick's Sporting Goods Inc.	324		12,905
Dollar General Corp.	692		49,886
Dominos Pizza Inc.	192		40,614
Foot Locker Inc.	572		28,188
GameStop Corp., A	440		9,508
The Gap Inc.	956		21,022
Garmin Ltd.	388		19,800
Genuine Parts Co.	548		50,833
H&R Block Inc.	772		23,863
Hasbro Inc.	412		45,942
[a] Hilton Grand Vacations Inc.	96		3,462
The Interpublic Group of Cos. Inc.	1,384		34,046
John Wiley & Sons Inc., A	160		8,440
Kohl's Corp.	732		28,307
L Brands Inc.	816		43,974
Macy's Inc.	1,228		28,539
Mattel Inc.	1,104		23,769
[a] Michael Kors Holdings Ltd.	680		24,650
[a] The Michaels Cos. Inc.	420		7,778
Nordstrom Inc.	500		23,915
[a] NVR Inc.	12		28,927
[a] O'Reilly Automotive Inc.	208		45,498
Pool Corp.	152		17,871
Ralph Lauren Corp.	188		13,874
Regal Entertainment Group, A	392		8,020
Ross Stores Inc.	792		45,722
[a] Sally Beauty Holdings Inc.	644		13,041
Signet Jewelers Ltd.	108		6,830
Six Flags Entertainment Corp.	256		15,260
[a] Skechers USA. Inc., A	208		6,136
Staples Inc.	2,864		28,841
Tiffany & Co.	368		34,544
Tractor Supply Co.	548		29,707
Tupperware Brands Corp.	248		17,417
[a] Ulta Beauty Inc.	168		48,273
[a] Under Armour Inc., C	516		10,403
[a] Urban Outfitters Inc.	300		5,562
VF Corp.	512		29,491
Williams-Sonoma Inc.	364		17,654
Wyndham Worldwide Corp.	176		17,672
[a] Yum China Holdings Inc.	608		23,973
		1,231,551
Consumer Staples 9.7%
[a] Blue Buffalo Pet Products Inc.	268		6,113
Brown-Forman Corp., A	144		7,099
Brown-Forman Corp., B	716		34,798
Campbell Soup Co.	600		31,290
Church & Dwight Co. Inc.	948		49,182
Clorox Co.	372		49,565
Coty Inc., A	1,216		22,812

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Dr. Pepper Snapple Group Inc.	548	49,928
Flowers Foods Inc.	776	13,433
[a] Herbalife Ltd.	120	8,560
The Hershey Co.	440	47,243
Kellogg Co.	684	47,511
Lamb Weston Holdings Inc.	224	9,865
McCormick & Co. Inc.	440	42,904
Nu Skin Enterprises Inc., A	220	13,825
[a] Pilgrim's Pride Corp.	184	4,033
[a] Sprouts Farmers Market Inc.	248	5,622
Whole Foods Market Inc.	1,192	50,195
		493,978
Financials 13.5%
American National Insurance Co.	24	2,796
Annaly Capital Management Inc.	1,656	19,955
[a] Arch Capital Group Ltd.	492	45,899
Aspen Insurance Holdings Ltd.	228	11,366
Axis Capital Holdings Ltd.	328	21,208
CBOE Holdings Inc.	324	29,614
CNA Financial Corp.	88	4,290
[a] Credit Acceptance Corp.	36	9,257
Discover Financial Services	652	40,548
Erie Indemnity Co., A	40	5,003
Everest Re Group Ltd.	148	37,679
FactSet Research Systems Inc.	144	23,930
Federated Investors Inc., B	328	9,266
First American Financial Corp.	168	7,508
FNF Group	400	17,932
Lazard Ltd., A	308	14,270
MarketAxess Holdings Inc.	104	20,914
Mercury General Corp.	92	4,968
Moody's Corp.	428	52,079
MSCI Inc.	252	25,953
Nasdaq Inc.	308	22,019
The Progressive Corp.	1,196	52,732
Prosperity Bancshares Inc.	104	6,681
Realty Income Corp.	748	41,275
[a] Santander Consumer USA Holdings Inc.	244	3,113
SEI Investments Co.	540	29,041
Torchmark Corp.	396	30,294
Two Harbors Investment Corp.	576	5,708
Unum Group	892	41,594
Validus Holdings Ltd.	240	12,473
Voya Financial Inc.	532	19,625
W.R. Berkley Corp.	308	21,304
		690,294
Health Care 10.4%
[a] Acadia Healthcare Co. Inc.	168	8,296
[a] Align Technology Inc.	244	36,629
[a] Bioverativ Inc.	208	12,515
[a] Cerner Corp.	684	45,465
CR Bard Inc.	164	51,842
[a] Edwards Lifesciences Corp.	324	38,310
[a] Henry Schein Inc.	276	50,514
[a] IDEXX Laboratories Inc.	300	48,426
[a] Mednax Inc.	160	9,659
[a] Mettler-Toledo International Inc.	88	51,792
[a] Premier Inc., A	156	5,616
[a] United Therapeutics Corp.	180	23,351
Universal Health Services Inc., B	336	41,019
[a] Varian Medical Systems Inc.	320	33,021
[a] Waters Corp.	128	23,532

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Zoetis Inc.	816	50,902
		530,889
Industrials 17.5%
Air Lease Corp.	224	8,369
Alaska Air Group Inc.	404	36,263
Allegion PLC	160	12,979
American Airlines Group Inc.	1,048	52,735
BWX Technologies Inc.	144	7,020
C.H. Robinson Worldwide Inc.	512	35,164
Cintas Corp.	332	41,845
Copa Holdings SA	100	11,700
Crane Co.	156	12,383
Cummins Inc.	320	51,911
Donaldson Co. Inc.	440	20,038
Dun & Bradstreet Corp.	136	14,708
Equifax Inc.	372	51,120
Expeditors International of Washington Inc.	564	31,855
Fastenal Co.	1,100	47,883
Fortive Corp.	496	31,422
Graco Inc.	204	22,293
HEICO Corp., A	108	6,701
Hubbell Inc., B	84	9,506
[a] JetBlue Airways Corp.	796	18,173
Lennox International Inc.	140	25,710
ManpowerGroup Inc.	224	25,010
MSC Industrial Direct Co. Inc., A	192	16,504
Nielsen Holdings PLC	1,044	40,361
Old Dominion Freight Line Inc.	236	22,477
Pitney Bowes Inc.	816	12,322
Robert Half International Inc.	540	25,882
Rockwell Automation Inc.	320	51,827
Rollins Inc.	408	16,610
Toro Co.	456	31,596
[a] United Continental Holdings Inc.	636	47,859
W.W. Grainger Inc.	208	37,550
Watsco Inc.	96	14,803
		892,579
Information Technology 13.4%
Amphenol Corp., A	680	50,198
Analog Devices Inc.	540	42,012
Avnet Inc.	440	17,107
Booz Allen Hamilton Holding Corp.	544	17,702
CA Inc.	1,132	39,020
[a] Cadence Design Systems Inc.	948	31,749
CDK Global LLC	228	14,150
CDW Corp. of Delaware	556	34,767
CSRA Inc.	256	8,128
Dolby Laboratories Inc., A	176	8,617
[a] F5 Networks Inc.	272	34,560
[a] Gartner Inc., A	292	36,065
Genpact Ltd.	388	10,798
Jack Henry & Associates Inc.	272	28,253
Juniper Networks Inc.	612	17,063
[a] Keysight Technologies Inc.	576	22,424
KLA-Tencor Corp.	436	39,898
[a] Manhattan Associates Inc.	236	11,342
[a] Match Group Inc.	60	1,043
National Instruments Corp.	284	11,422
NetApp Inc.	964	38,608
Paychex Inc.	860	48,968
[a] Red Hat Inc.	436	41,747
[a] Synopsys Inc.	464	33,839
[a] VeriSign Inc.	140	13,014

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Western Union Co.	1,840	35,052
		687,546
Materials 2.0%
Avery Dennison Corp.	296	26,157
[a] Crown Holdings Inc.	364	21,716
NewMarket Corp.	24	11,052
RPM International Inc.	428	23,347
The Scotts Miracle-Gro Co., A	156	13,956
Valvoline Inc.	376	8,919
		105,147
Real Estate 6.6%
Alexandria Real Estate Equities Inc.	256	30,840
Apple Hospitality REIT Inc.	636	11,900
Brandywine Realty Trust	564	9,887
Colony NorthStar Inc., A	868	12,230
Columbia Property Trust Inc.	508	11,369
CoreCivic Inc.	408	11,253
Digital Realty Trust Inc.	428	48,343
EPR Properties	208	14,949
[a] Equity Commonwealth	192	6,067
Essex Property Trust Inc.	196	50,425
Federal Realty Investment Trust	252	31,850
Highwoods Properties Inc.	272	13,793
Hospitality Properties Trust	552	16,091
Lamar Advertising Co., A	272	20,011
National Retail Properties Inc.	456	17,830
Senior Housing Properties Trust	992	20,276
Tanger Factory Outlet Centers Inc.	332	8,625
		335,739
Telecommunication Services 0.8%
CenturyLink Inc.	1,656	39,546

Utilities 1.8%
Edison International	624	48,790
Entergy Corp.	580	44,527
		93,317
Total Investments (Cost $5,100,518) 99.8%		5,100,586

Other Assets, less Liabilities 0.2%		11,329
Net Assets 100.0%		$5,111,915

[a]Non-income-producing.
Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.8%
Consumer Discretionary 25.2%
[a] 1-800-FLOWERS.Com Inc.	219		$2,135
Abercrombie & Fitch Co., A	591		7,352
Adtalem Global Education Inc.	330		12,523
[a] America's Car-Mart Inc.	48		1,867
American Eagle Outfitters Inc.	1,326		15,978
[a] American Outdoor Brands Corp.	387		8,576
[a] American Public Education Inc.	123		2,909
[a] Asbury Automotive Group Inc.	174		9,840
[a] Ascena Retail Group Inc.	876		1,883
[a] At Home Group Inc.	33		769
Barnes & Noble Inc.	309		2,348
Bassett Furniture Industries Inc.	78		2,960
[a] Belmond Ltd., A	288		3,830
Big 5 Sporting Goods Corp.	168		2,192
Big Lots Inc.	432		20,866
[a] BJ's Restaurants Inc.	159		5,923
Bloomin' Brands Inc.	810		17,196
Bob Evans Farms Inc.	183		13,145
Buckle Inc.	252		4,486
[a] Buffalo Wild Wings Inc.	111		14,064
[a] Build-A-Bear-Workshop Inc.	111		1,160
Caleres Inc.	345		9,584
Camping World Holdings Inc., A	78		2,406
Capella Education Co.	102		8,731
[a] Career Education Corp.	336		3,226
The Cato Corp., A	216		3,799
The Cheesecake Factory Inc.	444		22,333
Chico's FAS Inc.	1,056		9,948
The Children's Place Inc.	147		15,009
[a] Chuy's Holdings Inc.	126		2,948
Citi Trends Inc.	114		2,419
Collectors Universe Inc.	69		1,715
Columbia Sportswear Co.	183		10,625
[a] The Container Store Group Inc.	150		888
Cooper Tire & Rubber Co.	369		13,321
[a] Cooper-Standard Holding Inc.	102		10,289
Core-Mark Holding Co. Inc.	315		10,414
Cracker Barrel Old Country Store Inc.	177		29,603
CSS Industries Inc.	60		1,570
Culp Inc.	69		2,243
[a] Dave & Buster's Entertainment Inc.	300		19,953
[a] Deckers Outdoor Corp.	213		14,539
[a] Del Frisco's Restaurant Group Inc.	86		1,385
[a] Denny's Corp.	546		6,426
Dillard's Inc., A	48		2,769
DineEquity Inc.	108		4,757
[a] Dorman Products Inc.	207		17,133
DSW Inc., A	447		7,912
[a] Duluth Holdings Inc.	66		1,202
[a] El Pollo Loco Holdings Inc.	132		1,828
Escalade Inc.	75		983
Ethan Allen Interiors Inc.	204		6,589
[a] Fiesta Restaurant Group Inc.	225		4,646
The Finish Line Inc., A	315		4,464
[a] Five Below Inc.	423		20,884
Flexsteel Industries Inc.	54		2,922
[a] Fossil Group Inc.	249		2,577
[a] Francesca's Holdings Corp.	339		3,709
Gannett Co. Inc.	900		7,848

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[a] Genesco Inc.	171	5,797
[a] Grand Canyon Education Inc.	378	29,639
Group 1 Automotive Inc.	73	4,622
Guess? Inc.	435	5,559
[a] The Habit Restaurants Inc., A	132	2,086
Haverty Furniture Cos. Inc.	174	4,367
[a] Hibbett Sports Inc.	177	3,673
Hooker Furniture Corp.	84	3,457
HSN Inc.	291	9,283
ILG Inc.	690	18,968
[a] iRobot Corp.	135	11,359
[a] J.Jill Inc.	44	541
Jack in the Box Inc.	231	22,753
Johnson Outdoors Inc., A	42	2,025
[a] Kirkland's Inc.	99	1,018
La-Z-Boy Inc.	366	11,895
LCI Industries	147	15,053
Libbey Inc.	120	967
Liberty Tax Inc.	66	855
Lifetime Brands Inc.	81	1,470
Marcus Corp.	147	4,439
Marine Products Corp.	66	1,030
Marriott Vacations Worldwide Corp.	70	8,242
[a] MCBC Holdings Inc.	61	1,193
Meredith Corp.	297	17,657
Monro Muffler Brake Inc.	204	8,517
Movado Group Inc.	111	2,803
[a] MSG Networks Inc., A	279	6,264
National CineMedia Inc.	426	3,161
[a] Nautilus Inc.	219	4,194
New Media Investment Group Inc.	459	6,187
The New York Times Co., A	924	16,355
Nutrisystem Inc.	198	10,306
Office Depot Inc.	1,882	10,614
[a] Ollie's Bargain Outlet Holdings Inc.	222	9,457
Oxford Industries Inc.	123	7,686
Papa John's International Inc.	198	14,208
PetMed Express Inc.	186	7,552
Pier 1 Imports Inc.	744	3,861
[a] Potbelly Corp.	165	1,898
Rent-A-Center Inc.	369	4,325
Ruth's Hospitality Group Inc.	210	4,568
Scholastic Corp.	231	10,069
[a] Select Comfort Corp.	318	11,286
Shoe Carnival Inc.	105	2,192
Sonic Automotive Inc.	201	3,909
[a] Sportsman's Warehouse Holdings Inc.	249	1,345
Standard Motor Products Inc.	153	7,990
[a] Steven Madden Ltd.	411	16,419
Strayer Education Inc.	93	8,669
Sturm Ruger & Co. Inc.	147	9,136
Superior Uniform Group Inc.	57	1,274
Tailored Brands Inc.	178	1,986
Tenneco Inc.	384	22,207
Texas Roadhouse Inc., A	591	30,111
Tile Shop Holdings Inc.	234	4,832
Tilly's Inc., A	108	1,096
Time Inc.	762	10,935
[a] Vera Bradley Inc.	150	1,467
[a] Vitamin Shoppe Inc.	177	2,062
West Marine Inc.	153	1,966
Weyco Group Inc.	54	1,506
Winmark Corp.	18	2,321
Wolverine World Wide Inc.	747	20,923

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

World Wrestling Entertainment Inc.	210	4,278
[a] Zoe's Kitchen Inc.	126	1,501
[a] Zumiez Inc.	129	1,593
		936,576
Consumer Staples 6.3%
B&G Foods Inc., A	426	15,166
[a] Boston Beer Inc., A	66	8,722
[a] Central Garden & Pet Co.	57	1,812
[a] Central Garden & Pet Co., A	171	5,133
Coca-Cola Bottling Co. Consolidated	39	8,926
Dean Foods Co.	714	12,138
[a] Farmer Brothers Co.	63	1,906
[a] Hostess Brands Inc., A	257	4,138
Ingles Markets Inc., A	111	3,696
Inter Parfums Inc.	114	4,178
J & J Snack Foods Corp.	123	16,245
John B. Sanfilippo & Son Inc.	63	3,976
Lancaster Colony Corp.	135	16,554
Medifast Inc.	93	3,857
National Beverage Corp.	102	9,543
[a] Natural Grocers by Vitamin Cottage Inc.	69	571
Natures Sunshine Products Inc.	72	954
Nutraceutical International Corp.	66	2,749
[a] Performance Food Group Co.	348	9,535
PriceSmart Inc.	168	14,717
Sanderson Farms Inc.	150	17,347
[a] Smart & Final Stores Inc.	120	1,092
Snyders-Lance Inc.	528	18,279
SpartanNash Co.	240	6,230
Universal Corp.	162	10,481
[a] USANA Health Sciences Inc.	75	4,808
Vector Group Ltd.	657	14,007
Village Super Market Inc., A	69	1,788
WD-40 Co.	111	12,249
Weis Markets Inc.	84	4,092
		234,889
Energy 0.0%†
[a] Smart Sand Inc.	45	401

Financials 8.3%
1st Source Corp.	59	2,828
Ames National Corp.	69	2,111
AmTrust Financial Services Inc.	286	4,330
Anworth Mortgage Asset Corp.	323	1,941
Apollo Commercial Finance Inc.	513	9,516
B. Riley Financial Inc.	65	1,206
Baldwin & Lyons Inc., B	48	1,176
BancFirst Corp.	57	5,506
Blue Capital Reinsurance Holdings Ltd.	23	421
Bryn Mawr Bank Corp.	111	4,718
Capstead Mortgage Corp.	368	3,838
Citizens & Northern Corp.	81	1,884
[a] Citizens Inc., A	342	2,524
Clifton Bancorp Inc.	132	2,182
CNB Financial Corp.	87	2,085
Cohen & Steers Inc.	138	5,595
Community Bank System Inc.	354	19,743
Crawford & Co., B	87	809
Diamond Hill Investment Group Inc.	10	1,994
Dynex Capital Inc.	167	1,186
EMC Insurance Group Inc.	30	833
[a] Essent Group Ltd.	324	12,033
Evercore Partners Inc.	255	17,978

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Farmers Capital Bank Corp.	54	2,082
FBL Financial Group Inc., A	34	2,091
Financial Institutions Inc.	120	3,576
First Bancorp Inc.	63	1,705
First Citizens Bancorp	32	668
First Commonwealth Financial Corp.	651	8,255
First Community Bancshares Inc.	105	2,872
First Defiance Financial Corp.	69	3,635
First Financial Corp.	66	3,122
First Financial Northwest Inc.	48	774
First Guaranty Bancshares, Inc.	14	381
Greenhill & Co. Inc.	198	3,980
[a] Hallmark Financial Services Inc.	75	845
Heritage Commerce Corp.	123	1,695
Heritage Financial Corp.	186	4,929
Horace Mann Educators Corp.	309	11,680
International Bancshares Corp.	339	11,882
Invesco Mortgage Capital	750	12,533
Investors Title Co.	9	1,741
Kingstone Companies, Inc.	28	428
Lakeland Financial Corp.	165	7,570
LCNB Corp.	57	1,140
Macatawa Bancorp	156	1,488
Maiden Holdings Ltd.	501	5,561
MBT Financial Corp.	99	960
MidSouth Bancorp Inc.	29	341
Midwestone Financial Group Inc.	60	2,033
National Bankshares Inc.	54	2,203
National Western Life Group Inc., A	21	6,712
NBT Bancorp Inc.	300	11,085
Nelnet Inc., A	138	6,487
Northfield Bancorp Inc.	327	5,608
Northwest Bancshares Inc.	684	10,677
Ohio Valley Banc Corp.	14	505
Old Point Financial Corp.	13	427
Penns Woods Bancorp Inc.	17	700
Premier Financial Bancorp Inc.	69	1,422
Provident Financial Services Inc.	483	12,259
Pzena Investment Management Inc., A	61	620
[a] Regional Management Corp.	96	2,269
Shore Bancshares Inc.	72	1,184
Silvercrest Asset Management Group Inc., A	39	525
Summit Financial Group Inc.	60	1,320
Territorial Bancorp Inc.	54	1,684
Tompkins Financial Corp.	47	3,700
TrustCo Bank Corp. NY	624	4,836
United Fire Group Inc.	75	3,305
United Security Bancshares	41	379
Universal Insurance Holdings Inc.	204	5,141
Value Line Inc.	6	110
Virtu Financial Inc., A	79	1,394
Waddell & Reed Financial Inc., A	477	9,006
[a] Walker & Dunlop Inc.	94	4,590
Westwood Holdings Group Inc.	63	3,572
[a] World Acceptance Corp.	54	4,045
		310,169
Health Care 11.9%
[a] AAC Holdings Inc.	72	499
[a] Acorda Therapeutics Inc.	285	5,614
[a] Addus Homecare Corp.	25	930
[a] Almost Family Inc.	78	4,809
[a] Amedisys Inc.	216	13,567
[a] AMN Healthcare Services Inc.	324	12,652

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[a] AtriCure Inc.	101	2,449
Atrion Corp.	12	7,720
[a] Biospecifics Technologies Corp.	39	1,931
[a] BioTelemetry Inc.	192	6,422
Cantel Medical Corp.	234	18,231
[a] Cardiovascular Systems Inc.	116	3,739
Chemed Corp.	129	26,384
[a] Civitas Solutions Inc.	90	1,575
[a] Community Health Systems Inc.	621	6,185
Computer Programs and Systems Inc.	90	2,952
CONMED Corp.	204	10,392
[a] Corcept Therapeutics Inc.	555	6,549
[a] CorVel Corp.	63	2,989
[a] CryoLife Inc.	186	3,711
[a] Cutera Inc.	69	1,787
[a] Enzo Biochem Inc.	249	2,749
[a] Exactech Inc.	90	2,682
[a] Fonar Corp.	22	610
[a] Genomic Health Inc.	156	5,078
[a] Globus Medical Inc., A	531	17,603
HealthSouth Corp.	711	34,412
[a] Heska Corp.	36	3,675
[a] Inogen Inc.	54	5,153
[a] Integra LifeSciences Holdings	393	21,422
Kindred Healthcare Inc.	822	9,576
Landauer Inc.	57	2,981
LeMaitre Vascular Inc.	99	3,091
[a] LHC Group Inc.	108	7,332
Luminex Corp.	258	5,449
[a] Masimo Corp.	402	36,654
Meridian Bioscience Inc.	363	5,717
[a] Merit Medical Systems Inc.	154	5,875
[a] MiMedx Group Inc.	549	8,219
[a] Myriad Genetics Inc.	483	12,481
National Healthcare Corp.	81	5,681
National Research Corp., A	57	1,533
[a] NuVasive Inc.	162	12,461
[a] Orthofix International Nv	126	5,856
Owens & Minor Inc.	426	13,713
PDL BioPharma Inc.	1,404	3,468
[a] Penumbra Inc.	177	15,532
Phibro Animal Health Corp.	117	4,335
[a] Prestige Brands Holdings Inc.	175	9,242
[a] Quality Systems Inc.	357	6,144
[a] Reata Pharmaceuticals Inc.	42	1,329
[a] SciClone Pharmaceuticals Inc.	411	4,521
Simulations Plus, Inc.	39	482
[a] Supernus Pharmaceuticals Inc.	312	13,447
[a] Tactile Systems Technology Inc.	36	1,029
U.S. Physical Therapy Inc.	78	4,711
Utah Medical Products Inc.	27	1,955
[a] Varex Imaging Corp.	141	4,766
[a] Vocera Communications Inc.	99	2,616
		444,667
Industrials 16.0%
ABM Industries Inc.	396	16,442
Aircastle Ltd.	330	7,178
Alamo Group Inc.	63	5,721
Allegiant Travel Co.	102	13,831
Altra Industrial Motion Corp.	192	7,642
Applied Industrial Technologies Inc.	336	19,841
Astec Industries Inc.	114	6,328
BG Staffing, Inc.	26	452

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Brady Corp., A	342	11,594
Briggs & Stratton Corp.	243	5,856
The Brink's Co.	321	21,507
[a] Covenant Transportation Group Inc., A	72	1,262
Deluxe Corp.	444	30,734
Douglas Dynamics Inc.	138	4,540
The Eastern Co.	18	541
Ennis Inc.	183	3,495
EnPro Industries Inc.	68	4,853
EnviroStar, Inc.	12	325
ESCO Technologies Inc.	120	7,158
Essendant Inc.	267	3,960
Exponent Inc.	153	8,920
Federal Signal Corp.	372	6,458
Forward Air Corp.	222	11,828
[a] Franklin Covey Co.	84	1,621
Global Brass & Copper Holdings Inc.	108	3,299
[a] Hawaiian Holdings Inc.	315	14,789
Healthcare Services Group Inc.	423	19,809
Heartland Express Inc.	315	6,558
Heidrick & Struggles International Inc.	147	3,197
Herman Miller Inc.	474	14,410
Hillenbrand Inc.	411	14,837
HNI Corp.	348	13,875
[a] Huttig Building Products Inc.	81	568
Hyster-Yale Materials Handling Inc.	69	4,847
[a] ICF International Inc.	144	6,782
Insperity Inc.	144	10,224
Interface Inc.	408	8,017
John Bean Technologies Corp.	201	19,698
Kadant Inc.	81	6,091
Kaman Corp., A	201	10,024
Kelly Services Inc., A	252	5,657
Kforce Inc.	222	4,351
Kimball International Inc., B	258	4,306
Knight Transportation Inc.	465	17,228
Knoll Inc.	345	6,917
Korn/Ferry International	429	14,813
[a] Lawson Products Inc.	45	997
Lindsay Corp.	69	6,158
LSC Communications Inc.	111	2,375
McGrath RentCorp	168	5,818
Mobile Mini Inc.	318	9,492
[a] Moog Inc., A	104	7,459
MSA Safety Inc.	117	9,497
National Presto Industries Inc.	33	3,647
Omega Flex Inc.	24	1,546
Preformed Line Products Co.	18	836
Quad/Graphics Inc.	104	2,384
Resources Connection Inc.	279	3,822
[a] SAIA Inc.	210	10,773
Schneider National Inc.	120	2,684
Simpson Manufacturing Co. Inc.	264	11,540
Standex International Corp.	90	8,163
Steelcase Inc., A	720	10,080
Supreme Industries Inc., A	78	1,283
[a] Swift Transportation Co.	525	13,913
Tennant Co.	153	11,291
[a] Trex Co. Inc.	150	10,149
UniFirst Corp.	102	14,352
Universal Logistics Holdings Inc.	66	990
[a] Veritiv Corp.	69	3,105
Watts Water Technologies Inc., A	177	11,186
Werner Enterprises Inc.	354	10,390

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

West Corp.	303	7,066
[a] Willdan Group Inc.	25	764
		594,144
Information Technology 17.7%
[a] Acacia Communications Inc.	72	2,986
[a] Advanced Energy Industries Inc.	130	8,410
American Software Inc., A	186	1,914
[a] Aspen Technology Inc.	594	32,824
[a] Avid Technology Inc.	249	1,310
Badger Meter Inc.	162	6,456
[a] Barracuda Networks Inc.	150	3,459
Blackbaud Inc.	154	13,205
Cabot Microelectronics Corp.	129	9,524
[a] Carbonite Inc.	120	2,616
[a] Care.com Inc.	46	695
[a] CEVA Inc.	69	3,136
[a] Cimpress NV	183	17,299
[a] Cirrus Logic Inc.	447	28,036
[a] Clearfield Inc.	63	832
[a] CommerceHub Inc., A	54	941
[a] CommerceHub Inc., C	106	1,849
[a] CommVault Systems Inc.	303	17,104
[a] Control4 Corp.	83	1,628
Convergys Corp.	594	14,125
CSG Systems International Inc.	273	11,078
[a] CyberOptics Corp.	24	496
Daktronics Inc.	225	2,167
[a] EPAM Systems Inc.	330	27,750
[a] ePlus Inc.	90	6,669
EVERTEC Inc.	399	6,903
[a] EXA Corp.	72	994
Fair Isaac Corp.	237	33,040
Forrester Research Inc.	78	3,054
[a] Gigamon Inc.	168	6,611
[a] Global Sources Ltd.	26	520
[a] GrubHub Inc.	270	11,772
Hackett Group Inc.	174	2,697
[a] Imperva Inc.	110	5,263
[a] Insight Enterprises Inc.	309	12,357
InterDigital Inc.	267	20,639
[a] Iteris Inc.	84	522
J2 Global Inc.	336	28,590
Littelfuse Inc.	165	27,225
ManTech International Corp., A	150	6,207
[a] The Meet Group Inc.	333	1,682
Mesa Laboratories Inc.	21	3,009
[a] MicroStrategy Inc.	66	12,650
[a] Mitek Systems Inc.	210	1,764
MKS Instruments Inc.	258	17,363
Monolithic Power Systems	267	25,739
Monotype Imaging Holdings Inc.	297	5,435
[a] NeuStar Inc., A	390	13,006
NIC Inc.	465	8,812
NVE Corp.	17	1,309
PC Connection Inc.	87	2,354
[a] PC Mall Inc.	36	675
Pegasystems Inc.	282	16,455
[a] Pixelworks Inc.	92	422
[a] Planet Payment Inc.	258	851
Plantronics Inc.	255	13,339
QAD Inc., A	69	2,211
[a] Qualys Inc.	108	4,406
[a] Quantum Corp.	92	719

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

[a] RingCentral Inc., A	197	7,200
[a] Rudolph Technologies Inc.	165	3,770
[a] ScanSource Inc.	183	7,375
Science Applications International Corp.	207	14,370
[a] Silicon Laboratories Inc.	225	15,379
[a] Stamps.com Inc.	58	8,983
[a] Sykes Enterprises Inc.	237	7,947
Syntel Inc.	112	1,900
[a] Tech Data Corp.	213	21,513
TeleTech Holdings Inc.	111	4,529
Travelport Worldwide Ltd.	422	5,807
[a] Tucows Inc., A	29	1,551
[a] Ubiquiti Networks Inc.	183	9,510
[a] Varonis Systems Inc.	69	2,567
Vishay Intertechnology Inc.	447	7,420
[a] WebMD Health Corp.	195	11,437
[a] XO Group Inc.	171	3,013
[a] Yelp Inc.	253	7,595
[a] Yext Inc.	38	507
[a] Zix Corp.	447	2,543
		660,020
Materials 1.9%
Chase Corp.	48	5,122
Greif Inc., A	177	9,873
Greif Inc., B	36	2,174
[a] Handy & Harman Ltd.	11	345
Innophos Holdings Inc.	120	5,261
Innospec Inc.	144	9,439
KMG Chemicals Inc.	60	2,920
Myers Industries Inc.	156	2,800
Schweitzer-Mauduit International Inc.	207	7,707
Sensient Technologies Corp.	297	23,918
		69,559
Real Estate 5.0%
[a] Altisource Portfolio Solutions SA	72	1,571
Care Capital Properties Inc.	300	8,010
Chesapeake Lodging Trust	210	5,139
Franklin Street Properties Corp.	786	8,709
Government Properties Income Trust	510	9,338
Healthcare Realty Trust Inc.	735	25,100
LaSalle Hotel Properties	837	24,943
Lexington Realty Trust	1,713	16,976
LTC Properties Inc.	282	14,492
One Liberty Properties Inc.	111	2,601
Preferred Apartment Communities Inc., A	198	3,118
PS Business Parks Inc.	171	22,639
[a] Quality Care Properties Inc.	375	6,866
Ramco-Gershenson Properties Trust	588	7,585
RE/MAX Holdings Inc., A	147	8,239
Select Income REIT	453	10,886
STAG Industrial Inc.	280	7,728
Urstadt Biddle Properties, A	180	3,564
		187,504
Telecommunication Services 0.6%
Cogent Communications Holdings Inc.	234	9,383
IDT Corp., B	135	1,940
Spok Holdings Inc.	135	2,390
[a] Vonage Holdings Corp.	1,299	8,495
		22,208
Utilities 6.9%
ALLETE Inc.	330	23,654
American States Water Co.	279	13,227

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2017 (unaudited) (continued)

Artesian Resources Corp., A	45	1,694
Avista Corp.	450	19,107
California Water Service Group	291	10,709
Chesapeake Utilities Corp.	102	7,645
Delta Nat Gas Inc	39	1,188
El Paso Electric Co.	285	14,735
IDACORP Inc.	158	13,485
MGE Energy Inc.	246	15,830
New Jersey Resources Corp.	552	21,914
Northwest Natural Gas Co.	186	11,132
NRG Yield Inc., A	171	2,917
SJW Group	75	3,689
South Jersey Industries Inc.	459	15,684
Southwest Gas Holdings Inc.	324	23,672
Spark Energy Inc., A	93	1,748
Spire Inc.	294	20,507
Unitil Corp.	96	4,638
WGL Holdings Inc.	342	28,533
		255,708
Total Investments (Cost $3,782,239) 99.8%		3,715,845

Other Assets, less Liabilities 0.2%		8,432
Net Assets 100.0%		$3,724,277

†Rounds to less than 0.1% of net assets.
[a]Non-income-producing.
Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective April 26, 2017, the Trust began offering shares of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day or earlier when the New York Stock Exchange (NYSE) closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except the Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuations approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following fund invested in derivatives during the period.

Franklin LibertyQ International Equity Hedged ETF – Forwards

4. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty	Franklin Liberty
	International	Investment	Franklin Liberty
	Opportunities	Grade	U.S. Low Volatility
	ETF	Corporate ETF	ETF

Cost of investments	$ 4,964,226	$ 55,293,190	$ 5,065,101

Unrealized appreciation	$ 511,262	$ 868,382	$ 580,722

Unrealized depreciation	(98,292)	(111,515)	(78,233)

Net unrealized appreciation
(depreciation)	$ 412,970	$ 756,867	$ 502,489

Franklin
	Franklin LibertyQ	LibertyQ	Franklin LibertyQ
	Emerging	Global	Global
	Markets ETF	Dividend ETF	Equity ETF

Cost of investments	$ 295,301,418	$ 15,788,283	$ 15,795,985

Unrealized appreciation	$ 35,003,973	$ 1,308,609	$ 1,521,480
Unrealized depreciation	(7,159,539)	(503,779)	(687,601)
Net unrealized appreciation
(depreciation)	$ 27,844,434	$ 804,830	$ 833,879

Franklin LibertyQ
	International	Franklin	Franklin LibertyQ
	Equity	LibertyQ	U.S. Mid Cap
	Hedged ETF	U.S. Equity ETF	Equity ETF

Cost of investments	$ 9,121,878	$ 114,284,706	$ 5,100,518

Unrealized appreciation	$ 925,236	$ 1,986,961	$ 123,259
Unrealized depreciation	(441,924)	(2,159,914)	(123,191)
Net unrealized appreciation
(depreciation)	$ 483,312	$ (172,953)	$ 68

Franklin LibertyQ
U.S. Small Cap
Equity ETF

Cost of investments	$ 3,782,239

Unrealized appreciation	$ 113,644
Unrealized depreciation	(180,038)
Net unrealized appreciation
(depreciation)	$ (66,394)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds' portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At June 30, 2017, Franklin LibertyQ Emerging Markets ETF had 10.0% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

6.	FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Liberty International Opportunities ETF
Assets:
Investments in Securities:
Equity Investments:[a,b]	$5,377,196	$-	$-	$5,377,196

Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:
Corporate Bonds	$-	$55,682,968	$-	$55,682,968
U.S. Government & Agency Securities	-	367,089	-	367,089
Total Investments in Securities	$-	$56,050,057	$-	$56,050,057

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:
Equity Investments [a,b]	$5,567,590	$-	$-	$5,567,590

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$323,145,852	$-	$-	$323,145,852

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:

Equity Investments[a,b]	$16,593,113	$-	$ -	$16,593,113

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$16,629,864	$-	$ -	$16,629,864

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$9,605,190	$-	$ -	$9,605,190

Other Financial Instruments:
Forward Exchange Contracts	$-	$45,753	$ -	$45,753
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$111,010	$ -	$111,010

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$114,111,753	$-	$ -	$114,111,753

Franklin LibertyQ U.S. Mid Cap Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,100,586	$-	$ -	$5,100,586

Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$3,715,845	$-	$ -	$3,715,845

aIncludes common and preferred stocks as well as management investment companies.

bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2017